iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  10 .5%
4DMedical Ltd.
(a) (b)
........................ 1,828,891 $ 5,414,533
Abacus Group ........................... 1,744,882 1,285,163
Abacus Storage King ...................... 1,947,626 2,001,339
AET&D Holdings No. 1 Ltd.
(b) (c)
................ 169,200 1
AGL Energy Ltd. ......................... 2,388,935 16,552,835
Alkane Resources Ltd.
(a) (b)
................... 4,030,149 4,465,680
Alpha HPA Ltd.
(a) (b)
........................ 4,507,437 2,066,365
ALS Ltd. ............................... 2,002,434 31,267,671
Amotiv Ltd.
(a)
............................ 516,850 2,403,984
AMP Ltd. .............................. 9,430,873 10,012,208
Ampol Ltd. ............................. 939,674 23,793,083
Ansell Ltd. ............................. 564,299 10,825,115
Arafura Rare Earths Ltd.
(a) (b)
.................. 15,532,933 4,093,846
ARB Corp. Ltd. .......................... 307,485 4,157,997
Arena REIT ............................. 1,580,310 3,787,193
Atlas Arteria Ltd. ......................... 3,973,455 13,768,824
AUB Group Ltd. .......................... 513,877 9,570,381
Aurizon Holdings Ltd. ...................... 6,758,840 20,418,584
Aussie Broadband Ltd. ..................... 962,445 3,723,600
Austal Ltd.
(b)
............................ 1,076,451 3,245,970
Bank of Queensland Ltd. .................... 2,612,053 12,680,421
Bapcor Ltd. ............................. 2,314,499 947,992
Beach Energy Ltd. ........................ 5,824,790 4,947,752
Bega Cheese Ltd. ........................ 1,083,379 4,331,882
Bellevue Gold Ltd.
(b)
....................... 5,794,994 6,300,600
Bendigo & Adelaide Bank Ltd. ................ 2,248,283 17,379,453
BlueScope Steel Ltd. ...................... 1,721,828 37,430,781
Bravura Solutions Ltd.
(a)
.................... 1,227,663 1,896,958
Brazilian Rare Earths Ltd.
(b)
.................. 354,065 1,269,448
Breville Group Ltd.
(a)
....................... 399,551 8,736,034
BWP Property Group Ltd. ................... 2,299,931 6,510,561
Capricorn Metals Ltd. ...................... 1,620,332 13,434,646
Catalyst Metals Ltd.
(a) (b)
..................... 966,170 3,703,926
Catapult Sports Ltd.
(a) (b)
..................... 902,042 2,153,414
Centuria Capital Group ..................... 2,746,916 3,379,724
Centuria Industrial REIT .................... 2,070,711 4,490,499
Challenger Ltd. .......................... 2,045,812 12,733,485
Champion Iron Ltd. ....................... 1,475,408 5,096,959
Charter Hall Group ........................ 1,770,620 26,074,293
Charter Hall Long Wale REIT ................. 2,520,672 6,401,445
Charter Hall Retail REIT .................... 2,087,741 5,923,742
Charter Hall Social Infrastructure REIT .......... 1,343,472 2,514,806
Clarity Pharmaceuticals Ltd.
(a) (b)
............... 1,112,270 2,327,786
Cleanaway Waste Management Ltd. ............ 8,778,583 14,083,359
Codan Ltd. ............................. 430,767 13,053,936
Collins Foods Ltd. ........................ 441,253 2,608,154
Corporate Travel Management Ltd.
(b) (c)
........... 408,317 3,864,720
Credit Corp. Group Ltd. ..................... 265,169 2,068,161
Cromwell Property Group ................... 6,458,643 1,867,302
Data#3 Ltd. ............................. 579,825 3,409,318
Deep Yellow Ltd.
(b)
........................ 3,663,151 4,907,147
Deterra Royalties Ltd. ...................... 1,658,289 4,994,568
Develop Global Ltd.
(b)
...................... 969,622 3,767,923
Dexus ................................ 4,194,784 18,923,307
Dexus Industria REIT ...................... 996,323 1,780,984
Dicker Data Ltd. .......................... 476,571 3,064,386
DigiCo Infrastructure REIT ................... 1,610,484 2,819,745
Domino's Pizza Enterprises Ltd. ............... 285,063 3,418,579
Downer EDI Ltd. ......................... 2,609,495 14,021,920
DroneShield Ltd.
(a) (b)
....................... 3,419,844 8,914,844
Dyno Nobel Ltd. .......................... 6,992,521 16,603,741
Eagers Automotive Ltd. ..................... 670,688 11,707,343
Security Shares Value
a
Australia (continued)
Elders Ltd. ............................. 746,310 $ 3,867,812
Electro Optic Systems Holdings Ltd.
(a) (b)
.......... 643,554 4,261,941
Elevra Lithium Ltd.
(a) (b)
...................... 598,229 5,952,276
Emerald Resources NL
(b)
.................... 2,080,241 8,779,437
Endeavour Group Ltd. ..................... 6,030,307 14,599,376
EVT Ltd. ............................... 351,469 3,073,697
Firefinch Ltd.
(a) (b) (c)
........................ 4,681,624 34
FireFly Metals Ltd.
(b)
....................... 2,545,071 3,674,274
Flight Centre Travel Group Ltd.
(a)
.............. 674,435 5,025,672
Gemlife Communities Group
(b)
................ 708,375 2,371,475
Generation Development Group Ltd.
(a)
........... 1,233,378 3,519,501
Genesis Minerals Ltd.
(b)
..................... 4,058,791 17,488,924
GPT Group (The) ......................... 7,510,054 25,901,012
GrainCorp Ltd. , Class A .................... 861,026 3,830,956
Growthpoint Properties Australia Ltd. ............ 1,036,327 1,640,173
Guzman y Gomez Ltd.
(a)
.................... 199,559 2,665,250
Hansen Technologies Ltd.
(a)
.................. 720,771 2,621,086
Harvey Norman Holdings Ltd. ................ 2,190,710 7,160,079
Helia Group Ltd. ......................... 1,033,896 4,023,516
HMC Capital Ltd. ......................... 1,148,334 2,081,528
HomeCo Daily Needs REIT .................. 6,847,131 6,297,784
HUB24 Ltd. ............................. 322,335 19,724,149
IDP Education Ltd. ........................ 1,113,131 2,674,807
IGO Ltd.
(b)
.............................. 2,689,215 14,796,848
Iluka Resources Ltd. ....................... 1,699,728 10,112,598
Imdex Ltd. ............................. 2,020,059 5,942,163
Ingenia Communities Group ................. 1,572,999 4,558,816
Inghams Group Ltd. ....................... 1,448,153 1,976,627
IperionX Ltd.
(b)
........................... 1,181,851 3,604,997
IPH Ltd. ............................... 992,114 2,607,739
IRESS Ltd. ............................. 737,047 3,628,390
JB Hi-Fi Ltd. ............................ 431,662 24,106,987
Judo Capital Holdings Ltd.
(b)
.................. 3,939,509 4,095,233
Karoon Energy Ltd. ....................... 2,922,490 4,607,062
Kelsian Group Ltd. ........................ 743,695 2,056,026
Kingsgate Consolidated Ltd. ................. 859,842 3,922,888
L1 Group Ltd.
(a)
.......................... 3,056,135 2,478,232
Lendlease Corp. Ltd. ...................... 2,468,206 6,020,389
Leo Lithium Ltd.
(b) (c)
....................... 4,370,759 31
Liontown Ltd.
(b)
.......................... 7,535,386 13,193,650
Lovisa Holdings Ltd. ....................... 264,145 4,572,987
MA Financial Group Ltd. .................... 467,241 2,368,187
Maas Group Holdings Ltd.
(a)
.................. 667,875 2,134,274
Macmahon Holdings Ltd. .................... 4,651,790 2,444,812
Macquarie Technology Group Ltd.
(a) (b)
........... 56,588 2,868,216
Mader Group Ltd.
(a)
....................... 180,658 978,087
Magellan Financial Group Ltd. ................ 657,256 4,873,082
McMillan Shakespeare Ltd.
(a)
................. 230,378 2,634,458
Megaport Ltd.
(a) (b)
......................... 701,905 4,753,817
Mesoblast Ltd.
(a) (b)
........................ 3,592,637 5,615,813
Metcash Ltd. ............................ 4,291,285 8,450,245
Mineral Resources Ltd.
(b)
.................... 703,029 33,091,799
Mirvac Group ........................... 15,420,467 19,051,151
Monadelphous Group Ltd. ................... 373,957 7,595,311
Myer Holdings Ltd.
(a)
....................... 4,662,803 872,816
Nanosonics Ltd.
(a) (b)
....................... 1,034,055 2,592,155
Netwealth Group Ltd. ...................... 478,048 8,210,199
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 447,263 4,066,822
New Hope Corp. Ltd. ...................... 1,982,505 7,821,630
NEXTDC Ltd.
(a) (b)
......................... 2,978,990 30,921,751
nib holdings Ltd. ......................... 1,931,153 9,326,270
Nick Scali Ltd. ........................... 304,484 3,318,681
Nickel Industries Ltd.
(b)
..................... 8,558,011 6,490,735
Nine Entertainment Co. Holdings Ltd. ........... 4,996,692 3,457,469

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Australia (continued)
NRW Holdings Ltd. ....................... 1,721,535 $ 7,675,936
Nufarm Ltd.
(b)
........................... 1,370,290 2,432,051
Objective Corp. Ltd.
(a)
...................... 131,466 1,095,135
Ora Banda Mining Ltd.
(a) (b)
................... 4,892,045 4,782,841
Orica Ltd. .............................. 1,830,508 27,919,855
Orora Ltd. .............................. 4,840,625 4,621,406
Paladin Energy Ltd.
(a) (b)
..................... 1,777,334 15,152,612
Pantoro Gold Ltd.
(b)
....................... 1,320,443 3,157,069
Perenti Ltd. ............................. 3,332,297 4,510,226
Perpetual Ltd. ........................... 449,520 5,432,784
Perseus Mining Ltd. ....................... 5,335,971 21,384,908
PEXA Group Ltd.
(a) (b)
....................... 520,436 4,728,874
Pinnacle Investment Management Group Ltd. ...... 675,887 7,380,710
PLS Group Ltd.
(a) (b)
........................ 12,672,351 56,384,525
PolyNovo Ltd.
(a) (b)
......................... 2,488,644 1,815,445
Predictive Discovery Ltd.
(b)
................... 13,289,640 8,950,243
Premier Investments Ltd. ................... 380,128 3,414,397
PWR Holdings Ltd.
(a)
...................... 355,468 2,235,918
Qube Holdings Ltd. ....................... 6,506,303 23,690,242
Ramelius Resources Ltd. ................... 7,531,069 18,691,913
Ramsay Health Care Ltd.
(a)
.................. 775,596 21,939,297
Redox Ltd.
(a)
............................ 795,741 1,873,363
Reece Ltd. ............................. 844,677 8,420,864
Region Group ........................... 4,592,076 7,679,008
Regis Healthcare Ltd. ...................... 767,850 3,665,155
Regis Resources Ltd. ...................... 2,991,436 15,338,726
Reliance Worldwide Corp. Ltd. ................ 3,018,928 7,159,334
Resolute Mining Ltd.
(b)
..................... 8,472,429 7,250,077
Sandfire Resources Ltd.
(b)
................... 1,827,040 22,073,569
SEEK Ltd. ............................. 1,401,869 14,072,763
Service Stream Ltd. ....................... 2,329,388 3,284,087
Silex Systems Ltd.
(a) (b)
...................... 874,415 3,611,566
Sims Ltd. .............................. 644,252 9,736,628
SiteMinder Ltd.
(a) (b)
........................ 958,110 2,148,191
SmartGroup Corp. Ltd. ..................... 510,929 3,332,301
SRG Global Ltd. ......................... 2,276,348 4,754,770
Stanmore Resources Ltd. ................... 1,420,915 2,410,453
Steadfast Group Ltd. ...................... 4,171,543 12,830,962
Super Retail Group Ltd. .................... 617,302 5,307,888
Superloop Ltd.
(b)
......................... 1,914,802 4,676,371
Supply Network Ltd.
(a)
...................... 75,236 1,733,999
Tabcorp Holdings Ltd. ...................... 8,992,111 7,390,743
Technology One Ltd. ...................... 1,162,129 23,946,293
Telix Pharmaceuticals Ltd.
(a) (b)
................ 1,070,921 11,778,547
Temple & Webster Group Ltd.
(a) (b)
.............. 349,860 1,455,869
Treasury Wine Estates Ltd.
(a)
................. 3,151,512 9,905,359
Tuas Ltd.
(a) (b)
............................ 1,183,986 5,094,232
Vault Minerals Ltd. ........................ 4,113,747 13,724,521
Ventia Services Group Pty Ltd. ................ 3,268,890 12,584,183
Virgin Australia Holdings Ltd.
(a) (b)
............... 1,061,234 1,657,957
Viva Energy Group Ltd.
(d)
................... 4,467,107 7,911,592
Vulcan Energy Resources Ltd.
(a) (b)
.............. 1,406,528 4,005,051
Vulcan Steel Ltd. ......................... 296,968 1,106,278
WA1 Resources Ltd.
(b)
..................... 198,023 2,121,169
Waypoint REIT Ltd. ....................... 2,463,704 4,396,627
WEB Travel Group Ltd.
(b)
.................... 1,316,762 2,545,703
West African Resources Ltd.
(b)
................ 4,299,578 9,361,963
Westgold Resources Ltd. ................... 3,744,249 14,869,128
Whitehaven Coal Ltd. ...................... 3,097,417 18,927,170
Worley Ltd. ............................. 1,898,064 16,259,239
Yancoal Australia Ltd. ...................... 1,564,774 8,606,913
Zip Co. Ltd.
(b)
........................... 4,986,112 8,990,391
1,512,250,008
a
Security Shares Value
a
Austria  —  0 .8%
ANDRITZ AG ........................... 267,852 $ 22,759,549
AT&S Austria Technologie & Systemtechnik AG
(b)
... 99,509 11,022,974
CA Immobilien Anlagen AG .................. 130,147 4,154,718
CPI Europe AG
(b)
......................... 136,591 2,500,836
DO & CO AG ........................... 30,369 6,166,164
EVN AG ............................... 147,338 5,006,242
Frequentis AG ........................... 6,499 560,439
Lenzing AG
(a) (b)
.......................... 74,850 2,048,698
Oesterreichische Post AG ................... 134,250 5,053,659
Palfinger AG ............................ 65,045 2,671,902
Porr AG ............................... 77,341 3,540,078
UNIQA Insurance Group AG ................. 488,405 9,371,495
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 151,299 11,392,135
voestalpine AG .......................... 423,414 21,891,768
Wienerberger AG ......................... 431,337 12,506,274
120,646,931
a
Belgium  —  1 .5%
Ackermans & van Haaren N.V. ................ 91,343 30,126,075
Aedifica SA ............................. 327,732 27,628,249
Azelis Group N.V. ........................ 871,781 11,550,655
Barco N.V. ............................. 239,869 2,684,869
Bekaert SA ............................. 130,878 6,462,897
CMB Tech N.V. .......................... 167,449 2,285,910
CMB Tech N.V. .......................... 337,121 4,635,791
Cofinimmo SA ........................... 31,770 3,133,475
Colruyt Group N.V.
(a)
....................... 118,298 4,559,519
Deme Group N.V. ........................ 29,952 6,834,920
Fagron ................................ 261,046 7,364,089
Galapagos N.V.
(b)
......................... 130,106 3,653,178
Gimv N.V. .............................. 95,430 5,377,249
KBC Ancora ............................ 152,173 13,890,842
Kinepolis Group N.V. ...................... 56,680 2,037,141
Melexis N.V. ............................ 79,754 6,711,658
Montea N.V. ............................ 81,296 6,717,446
Ontex Group N.V.
(a) (b)
...................... 251,791 859,947
Proximus SADP .......................... 614,627 4,696,033
Recticel SA ............................. 160,536 1,904,559
Retail Estates N.V. ........................ 47,166 3,760,456
Shurgard Self Storage Ltd. .................. 142,991 4,398,357
Solvay SA .............................. 294,084 9,602,940
Tessenderlo Group SA ..................... 87,601 2,197,858
Umicore SA ............................ 778,902 15,753,482
Vastned N.V. ............................ 38,364 1,364,285
VGP N.V. .............................. 53,310 5,472,959
Warehouses De Pauw CVA .................. 791,322 20,799,270
Xior Student Housing N.V. ................... 164,061 5,318,471
221,782,580
a
Bermuda  —  0 .1%
AutoStore Holdings Ltd.
(b) (d)
.................. 4,733,610 6,068,351
Conduit Holdings Ltd. ...................... 577,764 3,471,039
9,539,390
a
China  —  0 .1%
HBM Holdings Ltd.
(b) (d)
...................... 2,608,000 4,336,423
Mobvista, Inc.
(b) (d)
......................... 2,198,000 4,596,112
United Energy Group Ltd.
(a)
.................. 46,504,000 2,849,910
11,782,445
a
Denmark  —  1 .8%
AL Sydbank ............................ 242,718 20,700,847
ALK-Abello A.S. .......................... 520,461 19,494,192
Alm Brand A.S. .......................... 2,935,154 6,850,222

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Denmark (continued)
Ambu A.S. , Class B
(a)
...................... 740,509 $ 7,340,574
Bavarian Nordic A.S.
(b)
..................... 311,870 9,179,825
Chemometec A.S. ........................ 68,550 3,456,435
D/S Norden A.S. ......................... 80,148 3,792,624
Dfds A.S.
(b)
............................. 119,117 2,558,522
FLSmidth & Co. A.S. ...................... 171,233 12,717,845
GN Store Nord A.S.
(a) (b)
..................... 535,631 8,056,727
Gubra A.S.
(a)
............................ 25,738 1,286,580
H Lundbeck A.S. ......................... 1,104,502 7,425,125
ISS A.S. ............................... 549,339 20,152,286
Jyske Bank A.S. , Registered ................. 168,391 23,442,398
Matas A.S.
(a)
............................ 134,946 2,145,318
Netcompany Group A.S.
(a) (b) (d)
................. 158,949 9,079,995
NKT A.S.
(b)
............................. 210,643 31,114,567
NTG Nordic Transport Group A.S.
(a) (b)
........... 43,976 1,286,028
Per Aarsleff Holding A.S. .................... 68,405 7,966,713
Ringkjoebing Landbobank A.S. ................ 100,514 25,114,561
Royal Unibrew A.S. ....................... 198,182 13,254,065
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 193,378 2,047,019
Schouw & Co A.S. ........................ 48,309 4,980,515
TORM PLC , Class A ....................... 239,780 7,689,952
Zealand Pharma A.S.
(b)
..................... 255,083 12,064,453
263,197,388
a
Finland  —  1 .0%
Bittium OYJ ............................ 105,066 3,923,916
Finnair OYJ
(b)
........................... 364,586 1,372,225
Harvia OYJ
(a)
............................ 63,411 2,641,992
Hiab OYJ .............................. 153,421 9,120,166
Huhtamaki OYJ .......................... 386,291 12,362,718
Kalmar OYJ , Class B ...................... 150,117 8,050,313
Kemira OYJ ............................ 471,862 9,784,669
Kempower OYJ
(a) (b)
........................ 89,884 1,513,103
Konecranes OYJ ......................... 796,889 26,172,220
Lumo Kodit OYJ ......................... 591,620 5,634,688
Mandatum OYJ .......................... 1,702,374 13,615,338
Marimekko OYJ .......................... 121,226 1,411,386
Metsa Board OYJ , Class B
(b)
................. 648,141 2,168,809
Nokian Renkaat OYJ ...................... 489,584 6,023,240
Outokumpu OYJ ......................... 1,494,442 10,052,250
Puuilo OYJ ............................. 318,477 4,859,146
QT Group OYJ
(a) (b)
........................ 74,553 1,685,351
Revenio Group OYJ
(b)
...................... 85,068 1,387,776
Tieto OYJ .............................. 7,131 158,682
Tieto OYJ .............................. 415,466 9,281,898
Tokmanni Group Corp.
(a)
.................... 176,360 1,575,155
Valmet OYJ ............................ 577,575 15,081,206
YIT OYJ
(b)
.............................. 430,172 1,274,800
149,151,047
a
France  —  4 .0%
Air France-KLM , NVS
(b)
..................... 461,124 4,908,628
Altarea SCA ............................ 22,855 3,003,890
Alten SA ............................... 116,486 7,760,446
Antin Infrastructure Partners SA ............... 133,399 1,657,060
APERAM SA ............................ 174,201 9,318,297
ARGAN SA , NVS ......................... 47,786 3,446,666
Arkema SA ............................. 224,099 16,355,624
Assystem SA ........................... 25,170 1,355,921
Aubay ................................ 29,028 1,703,198
Beneteau SACA ......................... 142,614 1,147,678
Canal+ SA
(b)
............................ 2,719,622 8,489,463
Carmila SA ............................. 241,936 4,832,229
Cie des Alpes ........................... 79,614 2,069,673
Clariane SE
(b)
........................... 426,842 2,029,202
Security Shares Value
a
France (continued)
Coface SA ............................. 411,606 $ 7,632,755
Derichebourg SA ......................... 375,424 3,999,619
Edenred SE ............................ 945,731 23,684,932
Elior Group SA
(d)
......................... 487,478 1,513,215
Elis SA ................................ 639,453 19,759,228
Emeis SA
(b)
............................. 284,841 4,814,096
Equasens
(a)
............................. 20,755 915,756
Eramet SA
(a)
............................ 34,817 2,402,008
Etablissements Maurel et Prom SA ............. 235,590 2,750,752
Eurazeo SE ............................ 149,251 8,146,013
Eutelsat Communications SACA
(a) (b)
............ 1,164,791 3,717,027
Exail Technologies SA , NVS
(a) (b)
............... 37,913 5,499,777
Exosens SAS ........................... 119,907 9,156,727
FDJ UNITED ............................ 439,366 11,936,289
Fnac Darty SA ........................... 46,731 1,936,058
Forvia SE
(b)
............................. 627,389 7,395,987
Gaztransport Et Technigaz SA ................ 146,350 35,606,093
GL Events SACA ......................... 30,895 1,216,212
ICADE
(b)
............................... 137,697 3,314,992
ID Logistics Group SACA
(b)
.................. 12,807 5,438,874
Imerys SA .............................. 137,972 3,611,403
Interparfums SA .......................... 98,506 2,740,802
IPSOS SA ............................. 142,459 6,041,652
JCDecaux SE ........................... 291,172 6,476,591
Kaufman & Broad SA ...................... 52,570 1,707,837
LISI SA ............................... 81,898 5,995,359
Louis Hachette Group , NVS .................. 2,625,244 5,103,400
Manitou BF SA .......................... 40,859 980,234
Medincell SA , NVS
(a) (b)
..................... 73,527 2,129,759
Mercialys SA ............................ 372,333 5,453,251
Mersen SA ............................. 87,212 3,281,453
Metropole Television SA .................... 95,318 1,455,815
Nanobiotix SA
(b)
.......................... 122,771 4,147,679
Nexans SA ............................. 146,534 27,351,127
Nexity SA
(a) (b)
............................ 168,660 1,674,252
Opmobility ............................. 225,675 3,813,235
OVH Groupe SA
(a) (b)
....................... 123,930 1,514,139
Peugeot Invest SA ........................ 19,940 1,511,537
Pierre Et Vacances SA , NVS
(b)
................ 496,664 1,084,693
Planisware SA , NVS ....................... 95,981 2,026,156
Pluxee N.V. , NVS
(a)
....................... 343,287 4,877,985
Quadient SA ............................ 99,358 1,358,681
Remy Cointreau SA
(a)
...................... 93,016 4,384,853
Robertet SA ............................ 3,490 3,276,830
Rubis SCA ............................. 290,227 11,961,548
SCOR SE .............................. 636,053 23,732,911
SEB SA ............................... 97,800 6,002,109
Seche Environnement SACA , NVS
(a)
............ 9,032 884,292
SES SA ............................... 1,433,518 11,827,609
Societe BIC SA .......................... 79,727 5,498,865
SOITEC
(b)
.............................. 105,677 15,898,875
Sopra Steria Group ....................... 56,662 8,841,157
SPIE SA ............................... 569,403 33,038,239
Technip Energies N.V. ..................... 528,477 25,000,948
Teleperformance SE ....................... 211,323 14,312,723
Television Francaise 1 SA
(a)
.................. 159,459 1,268,399
Tikehau Capital SCA ...................... 103,181 2,139,789
Trigano SA ............................. 33,837 6,222,620
Ubisoft Entertainment SA
(a) (b)
................. 366,114 2,135,838
Valeo SE .............................. 821,697 10,342,983
Vallourec SACA .......................... 644,819 19,429,467
Valneva SE
(a) (b)
.......................... 540,447 1,476,183
Vicat SACA ............................. 62,339 4,402,018
Virbac SACA ............................ 16,182 7,068,221

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
Viridien
(b)
.............................. 28,190 $ 4,794,713
Vivendi SE ............................. 2,623,042 6,123,469
Voltalia SA , Registered
(a) (b)
................... 159,355 1,324,251
Vusion
(a)
............................... 33,068 4,716,735
Wavestone
(a)
............................ 29,688 1,602,132
Wendel SE ............................. 94,344 9,348,903
Worldline SA
(a) (b) (d)
........................ 5,584,925 1,647,501
X-Fab Silicon Foundries SE
(b) (d)
............... 215,521 1,600,367
573,555,973
a
Germany  —  3 .6%
Adesso SE ............................. 13,263 907,505
AIXTRON SE ........................... 447,678 24,735,934
Alzchem Group AG
(a)
...................... 24,258 4,716,068
Aroundtown SA
(b)
......................... 3,055,060 8,833,100
Atoss Software SE ........................ 37,134 3,451,719
Aumovio SE
(b)
........................... 218,063 9,457,063
Aurubis AG ............................. 97,501 20,981,220
Auto1 Group SE
(b)
........................ 522,778 11,166,270
Bechtle AG
(a)
............................ 323,366 11,005,542
Befesa SA
(d)
............................ 132,832 5,091,724
Bilfinger SE ............................. 140,881 16,247,929
CANCOM SE
(a)
.......................... 99,156 2,882,438
Carl Zeiss Meditec AG , Bearer
(a)
............... 140,748 4,383,321
CECONOMY AG
(b)
........................ 581,685 2,990,201
Cewe Stiftung & Co. KGAA .................. 21,406 2,371,896
Dermapharm Holding SE
(a)
.................. 52,981 2,882,096
Deutsche Pfandbriefbank AG
(a) (d)
............... 531,510 2,027,403
Deutz AG .............................. 570,356 6,669,431
Douglas AG
(a) (b)
.......................... 126,800 1,514,975
Duerr AG .............................. 204,827 5,082,721
Eckert & Ziegler SE ....................... 174,382 3,126,911
Elmos Semiconductor SE ................... 31,575 6,829,661
Energiekontor AG
(a)
....................... 27,810 1,329,300
Evotec SE
(a) (b)
........................... 557,180 3,448,483
Fielmann Group AG ....................... 99,970 4,990,235
flatexDEGIRO SE ........................ 325,364 11,641,430
Fraport AG Frankfurt Airport Services Worldwide
(b)
... 147,253 12,082,522
Freenet AG ............................. 465,947 14,840,316
Friedrich Vorwerk Group SE ................. 28,485 2,443,394
Gerresheimer AG
(a)
....................... 130,596 3,761,343
GFT Technologies SE
(a)
..................... 68,903 1,502,546
Grand City Properties SA
(b)
.................. 134,804 1,517,248
GRENKE AG ........................... 93,453 1,397,323
HelloFresh SE
(a) (b)
........................ 530,387 2,880,333
Hornbach Holding AG & Co. KGaA ............. 41,792 3,973,335
HUGO BOSS AG
(a)
........................ 167,348 7,096,669
Hypoport SE
(a) (b)
.......................... 16,186 1,563,366
Indus Holding AG ......................... 70,874 2,485,719
IONOS Group SE
(a) (b)
...................... 194,544 5,988,379
Jenoptik AG ............................ 204,257 8,038,333
JOST Werke SE
(d)
........................ 64,978 3,950,341
K+S AG , Registered ....................... 673,229 12,595,296
KION Group AG .......................... 282,469 14,742,452
Kloeckner & Co. SE
(b)
...................... 163,519 2,283,777
Kontron AG
(a)
........................... 153,391 3,845,981
Krones AG ............................. 56,704 8,206,550
KWS Saat SE & Co KGaA ................... 46,464 4,188,093
LANXESS AG
(a)
.......................... 339,133 7,227,034
MBB SE ............................... 6,347 1,479,627
Mutares SE & Co. KGaA
(a)
................... 66,127 1,915,446
Nagarro SE
(a)
........................... 32,698 1,661,468
Nordex SE
(b)
............................ 510,627 29,117,185
Norma Group SE ......................... 105,706 1,823,709
PATRIZIA SE ........................... 145,034 1,275,098
Security Shares Value
a
Germany (continued)
Pfisterer Holding SE
(b)
...................... 28,799 $ 3,506,215
PNE AG
(a)
.............................. 105,257 1,167,404
ProSiebenSat.1 Media SE
(a)
.................. 228,622 1,086,168
Puma SE
(a)
............................. 411,268 12,590,519
Redcare Pharmacy N.V.
(a) (b) (d)
................. 64,397 3,646,098
RENK Group AG
(a)
........................ 336,554 21,389,696
RTL Group SA ........................... 152,004 5,842,582
SAF-Holland SE
(a)
........................ 177,564 3,664,776
Salzgitter AG ............................ 95,267 5,388,824
Schaeffler AG
(a)
.......................... 751,444 7,144,496
Schott Pharma AG & Co. KGaA ............... 148,413 2,595,548
Secunet Security Networks AG ................ 6,251 1,343,771
Siltronic AG
(a)
........................... 52,839 4,950,729
Sixt SE ............................... 54,067 4,326,403
SMA Solar Technology AG
(b)
................. 61,435 3,936,488
Stabilus SE ............................. 93,980 1,904,592
Stroeer SE & Co. KGaA
(a)
................... 133,685 5,837,750
Suedzucker AG
(a)
......................... 240,376 3,496,572
SUSS MicroTec SE ....................... 76,077 6,810,700
TAG Immobilien AG
(a)
...................... 745,126 12,994,194
TeamViewer SE
(b) (d)
....................... 594,376 3,320,995
thyssenkrupp AG ......................... 1,964,690 23,381,964
Thyssenkrupp Nucera AG & Co. KGaa
(a) (b) (d)
....... 97,809 1,004,923
Tkms AG& Co. KGaA
(b)
..................... 100,307 10,313,816
United Internet AG , Registered ................ 340,110 10,685,341
Verbio SE
(b)
............................. 87,333 3,868,288
Vossloh AG
(a)
........................... 38,428 3,411,990
Wacker Chemie AG ....................... 71,748 7,873,275
Wacker Neuson SE ....................... 112,019 2,528,933
Wuestenrot & Wuerttembergische AG
(a)
.......... 101,969 1,775,802
524,436,311
a
Greece  —  0 .1%
Metlen Energy & Metals PLC
(a) (b)
............... 393,101 16,613,352
a
Hong Kong  —  1 .7%
ASMPT Ltd. ............................ 1,239,400 25,962,223
Bank of East Asia Ltd. (The) ................. 3,711,000 6,481,517
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
3,350,000 5,317,442
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 12,938,512 17
Champion REIT .......................... 7,223,000 2,156,734
Chow Sang Sang Holdings International Ltd. ...... 1,486,000 2,228,973
CITIC Telecom International Holdings Ltd. ........ 6,761,000 2,399,691
CK Life Sciences Int'l Holdings, Inc.
(b)
........... 11,326,000 1,044,354
Comba Telecom Systems Holdings Ltd. .......... 7,602,000 1,481,186
Cowell e Holdings, Inc.
(b)
.................... 1,039,000 4,207,334
Crystal International Group Ltd.
(d)
.............. 2,328,000 1,975,901
CTF Services Ltd. ........................ 4,434,900 4,603,350
Dah Sing Banking Group Ltd. ................. 1,669,200 2,686,386
Dah Sing Financial Holdings Ltd. .............. 757,200 3,984,907
Deep Source Holdings Ltd.
(b)
................. 19,230,000 1,963,719
DFI Retail Group Holdings Ltd. ................ 1,340,200 5,602,036
Envision Greenwise Holdings Ltd.
(a) (b)
........... 5,756,000 2,274,134
First Pacific Co. Ltd. ....................... 9,156,000 6,424,234
Fortune REIT ........................... 6,091,000 3,788,435
FWD Group Holdings Ltd.
(a) (b)
................. 750,900 2,910,331
Great Eagle Holdings Ltd. ................... 707,000 1,610,146
Guotai Junan International Holdings Ltd.
(a)
........ 11,349,000 3,516,062
Hang Lung Group Ltd. ..................... 3,204,000 6,614,578
Hang Lung Properties Ltd. ................... 6,942,000 8,161,266
Health & Happiness H&H International Holdings Ltd. . 891,500 1,633,787
HKBN Ltd. ............................. 1,453,000 1,335,665
Hysan Development Co. Ltd. ................. 2,441,000 6,119,094
Impro Precision Industries Ltd.
(d)
............... 1,850,000 2,464,154
Jiaxin International Resources Investment Ltd.
(a) (b)
... 359,600 3,807,137

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
Johnson Electric Holdings Ltd. ................ 1,493,750 $ 4,053,544
JS Global Lifestyle Co. Ltd.
(b) (d)
................ 3,802,500 835,021
Kerry Properties Ltd. ...................... 2,292,000 6,976,271
KLN Logistics Group Ltd.
(a)
.................. 1,445,388 1,244,915
Luk Fook Holdings International Ltd. ............ 1,269,000 3,639,397
Man Wah Holdings Ltd. ..................... 6,249,200 3,402,051
Melco International Development Ltd.
(b)
.......... 3,593,500 1,966,273
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 612,682 3,535,175
MGM China Holdings Ltd. ................... 3,788,800 5,687,601
New World Development Co. Ltd.
(b)
............. 5,511,000 6,013,835
OSL Group Ltd.
(a) (b)
........................ 2,510,631 4,035,569
Pacific Basin Shipping Ltd. .................. 17,236,000 6,733,758
PAX Global Technology Ltd. .................. 2,931,000 1,459,419
PCCW Ltd. ............................. 16,852,000 13,024,889
Realord Group Holdings Ltd.
(a) (b)
............... 1,716,000 2,453,776
SJM Holdings Ltd.
(a) (b)
...................... 11,130,000 2,940,074
SmarTone Telecommunications Holdings Ltd. ...... 1,278,000 819,095
Stella International Holdings Ltd.
(a)
............. 2,333,000 4,426,222
SUNeVision Holdings Ltd.
(a)
.................. 2,887,000 2,272,569
Time Interconnect Technology Ltd. ............. 2,345,000 6,196,289
TS Lines Ltd.
(a)
.......................... 1,310,000 1,351,395
United Laboratories International Holdings Ltd. (The)
(a)
4,258,000 5,120,219
Vitasoy International Holdings Ltd.
(a)
............ 2,600,000 2,056,205
Viva Goods Company Ltd.
(a) (b)
................ 14,112,000 1,063,017
Vobile Group Ltd.
(a) (b)
...................... 7,614,000 3,065,583
VSTECS Holdings Ltd. ..................... 2,530,000 3,314,441
VTech Holdings Ltd. ....................... 662,800 5,104,280
Wynn Macau Ltd. ......................... 6,192,800 4,515,207
Xinyi Electric Storage Holdings Ltd.
(b)
........... 1 —
Xinyi Glass Holdings Ltd.
(a)
.................. 7,015,000 8,706,396
Yue Yuen Industrial Holdings Ltd.
(a)
............. 3,181,500 5,910,096
244,677,375
a
Ireland  —  0 .3%
Cairn Homes PLC ........................ 2,453,702 6,277,935
Glanbia PLC ............................ 826,824 19,194,546
Glenveagh Properties PLC
(b) (d)
................ 2,041,671 5,055,996
Irish Residential Properties REIT PLC ........... 2,188,161 2,753,040
Uniphar PLC ............................ 973,576 4,753,370
38,034,887
a
Israel  —  5 .1%
Africa Israel Residences Ltd.
(a)
................ 25,332 2,029,415
Airport City Ltd.
(b)
......................... 233,226 4,334,228
Alony Hetz Properties & Investments Ltd. ......... 607,967 7,339,330
Amot Investments Ltd. ..................... 971,133 6,637,964
Amram Avraham Construction Co. Ltd.
(a) (b)
........ 108,304 1,538,900
Aryt Industries Ltd.
(a)
....................... 220,154 3,134,229
Ashtrom Group Ltd.
(a)
...................... 198,729 4,913,846
Aura Investments Ltd.
(a)
.................... 630,506 4,501,216
Azorim-Investment Development & Construction Co.
Ltd.
(a)
............................... 295,786 1,974,180
Bet Shemesh Engines Holdings 1997 Ltd.
(a) (b)
...... 29,200 7,140,411
Bezeq The Israeli Telecommunication Corp. Ltd. .... 10,979,177 29,867,958
Big Shopping Centers Ltd. ................... 63,511 16,754,773
Blue Square Real Estate Ltd. ................. 23,024 3,088,627
Camtek Ltd.
(b)
........................... 116,995 22,369,035
Carasso Motors Ltd.
(a) (b)
..................... 137,329 1,483,478
Cellcom Israel Ltd. ........................ 455,662 5,597,183
Cellebrite DI Ltd.
(b)
........................ 433,899 5,640,687
Clal Insurance Enterprises Holdings Ltd. ......... 284,688 24,600,183
Danel Adir Yeoshua Ltd.
(a)
................... 20,742 3,301,745
Danya Cebus Ltd.
(a)
....................... 43,652 2,252,385
Delek Automotive Systems Ltd.
(a)
.............. 206,934 1,574,103
Delek Group Ltd. ......................... 36,029 12,382,602
Security Shares Value
a
Israel (continued)
Delta Galil Ltd.
(a)
......................... 45,661 $ 2,645,682
Doral Group Renewable Energy Resources Ltd.
(a) (b)
.. 313,340 7,823,566
El Al Israel Airlines
(a)
....................... 1,197,132 5,381,259
Elco Ltd. ............................... 41,450 2,024,268
Electra Consumer Products 1970 Ltd. ........... 50,696 1,421,603
Electra Ltd.
(a)
............................ 166,327 5,481,872
Electra Real Estate Ltd.
(a) (b)
.................. 125,669 2,373,428
Energix-Renewable Energies Ltd. .............. 1,140,582 8,470,657
Enlight Renewable Energy Ltd.
(b)
.............. 521,672 46,426,296
Equital Ltd.
(a) (b)
........................... 94,290 4,056,457
Etoro Group Ltd. , Class A
(a) (b)
................. 59,552 2,118,860
Fattal Holdings 1998 Ltd.
(b)
.................. 29,403 7,347,531
FIBI Holdings Ltd. ........................ 70,397 7,303,878
First International Bank Of Israel Ltd. (The) ....... 217,667 18,205,594
Fiverr International Ltd.
(a) (b)
................... 126,694 1,474,718
Formula Systems 1985 Ltd.
(a)
................. 39,946 5,604,067
Fox Wizel Ltd.
(a)
.......................... 33,440 3,610,155
G City Ltd. ............................. 391,936 1,383,710
Gav-Yam Lands Corp. Ltd. .................. 196,653 2,723,039
Gilat Satellite Networks Ltd.
(a) (b)
............... 287,014 5,197,677
Global-e Online Ltd.
(b)
...................... 433,529 13,599,805
Harel Insurance Investments & Financial Services Ltd. 447,120 27,686,541
Hilan Ltd. .............................. 63,998 4,586,518
IBI Investment House Ltd. ................... 13,396 1,843,443
IDI Insurance Co. Ltd. ...................... 34,813 2,689,686
Inmode Ltd.
(a) (b)
.......................... 213,999 3,096,566
Inrom Construction Industries Ltd.
(a)
............ 407,459 3,823,149
Isracard Ltd. ............................ 781,601 3,992,154
Israel Canada T.R Ltd.
(a)
.................... 725,440 5,059,020
Israel Corp. Ltd.
(a)
......................... 15,089 4,290,774
Isras Holdings Ltd.
(a)
....................... 15,410 1,772,196
Isras Investment Co. Ltd.
(a)
.................. 5,055 1,460,188
Isrotel Ltd. ............................. 69,371 3,609,060
Ituran Location and Control Ltd. ............... 62,107 3,577,363
Kenon Holdings Ltd.
(a)
...................... 82,633 7,645,888
Kornit Digital Ltd.
(b)
........................ 183,069 2,894,321
Kvutzat Acro Ltd.
(a)
........................ 111,430 1,785,875
M Yochananof & Sons Ltd. .................. 18,731 2,173,184
Matrix IT Ltd. ............................ 199,010 6,110,403
Max Stock Ltd. .......................... 438,789 4,376,354
Mega Or Holdings Ltd.
(a)
.................... 93,805 19,188,020
Meitav Investment House Ltd. ................ 140,118 6,410,748
Melisron Ltd. ............................ 93,495 13,786,832
Menora Mivtachim Holdings Ltd. ............... 86,140 14,059,897
Meshek Energy Renewable Energies Ltd.
(a) (b)
...... 1,266,216 5,505,802
Migdal Insurance & Financial Holdings Ltd.
(a) (b)
..... 2,294,658 14,661,360
Mivne Real Estate KD Ltd. ................... 2,267,018 10,926,207
Mivtach Shamir Holdings Ltd.
(a)
............... 20,428 3,074,830
Nayax Ltd.
(b)
............................ 57,079 3,980,627
Neto Malinda Trading Ltd.
(a)
.................. 49,148 2,830,188
Next Vision Stabilized Systems Ltd. ............ 286,859 32,882,591
Oddity Tech Ltd. , Class A
(a) (b)
................. 162,403 2,325,611
Oil Refineries Ltd. ........................ 8,937,032 4,571,977
One Software Technologies Ltd. ............... 178,070 3,893,950
OPC Energy Ltd.
(a) (b)
....................... 653,402 27,343,492
OY Nofar Energy Ltd.
(b)
..................... 104,598 6,591,181
Partner Communications Co. Ltd. .............. 595,329 7,921,321
Paz Retail And Energy Ltd. .................. 39,977 11,052,923
Prashkovsky Investments and Construction Ltd.
(a) (b)
.. 27,541 1,475,709
Radware Ltd.
(a) (b)
......................... 135,485 3,630,998
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 36,857 4,551,250
REIT 1 Ltd. ............................. 795,492 6,983,169
Retailors Ltd.
(a)
.......................... 80,774 983,702
Riskified Ltd. , Class A
(a) (b)
................... 348,205 1,605,225

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Israel (continued)
Sella Capital Real Estate Ltd. ................. 955,638 $ 3,572,589
Shapir Engineering and Industry Ltd.
(b)
........... 635,608 8,935,427
Shikun & Binui Ltd.
(a) (b)
..................... 1,481,193 9,895,917
Shikun & Binui Soltec Renewable Energy
(b)
....... 1,080,141 1,429,073
Shufersal Ltd. ........................... 783,986 11,704,936
Strauss Group Ltd. ........................ 227,305 9,870,254
Summit Real Estate Holdings Ltd. .............. 161,606 3,026,197
Tamar Petroleum Ltd.
(a) (d)
.................... 124,432 1,294,899
Tel Aviv Stock Exchange Ltd. ................. 365,503 18,391,355
Turpaz Industries Ltd. ...................... 192,670 4,910,570
Wix.com Ltd.
(a) (b)
......................... 135,926 10,152,313
YD More Investments Ltd. ................... 145,397 1,997,909
YH Dimri Construction & Development Ltd. ....... 39,153 5,336,896
ZIM Integrated Shipping Services Ltd. ........... 475,016 12,559,423
732,918,651
a
Italy  —  2 .7%
A2A SpA .............................. 6,205,609 17,671,907
ACEA SpA ............................. 210,475 5,518,514
Amplifon SpA ........................... 489,650 5,423,971
Ariston Holding N.V. ....................... 324,875 1,499,928
Arnoldo Mondadori Editore SpA ............... 512,869 1,239,973
Ascopiave SpA .......................... 272,720 1,115,138
Avio SpA .............................. 146,868 5,436,600
Azimut Holding SpA ....................... 459,997 19,533,741
Banca Generali SpA ....................... 230,420 15,113,542
Banca IFIS SpA .......................... 118,937 3,240,268
Banco di Desio e della Brianza SpA ............ 140,706 1,526,038
BFF Bank SpA
(b) (d)
........................ 703,820 1,712,898
Bio On SpA
(a) (b) (c)
......................... 19,879 —
Brembo N.V. ............................ 589,673 5,556,765
Brunello Cucinelli SpA ..................... 134,433 13,118,285
Carel Industries SpA
(d)
..................... 199,282 6,081,069
Cembre SpA ............................ 21,800 1,993,115
Cementir Holding N.V. ..................... 193,180 3,456,003
CIR SpA-Compagnie Industriali
(b)
.............. 2,562,672 2,012,137
Credito Emiliano SpA ...................... 273,927 4,854,506
d'Amico International Shipping SA ............. 192,523 1,807,636
Danieli & C Officine Meccaniche SpA
(a)
.......... 40,505 3,172,339
De' Longhi SpA .......................... 270,448 10,516,715
DiaSorin SpA ........................... 88,561 6,042,087
El.En. SpA ............................. 190,474 2,935,466
Enav SpA
(d)
............................. 1,076,582 6,302,190
ERG SpA .............................. 207,341 5,603,514
Ferretti SpA
(a)
........................... 542,703 2,528,665
Fila SpA
(a)
.............................. 132,896 1,450,552
Fincantieri SpA
(b)
......................... 496,596 6,983,915
GVS SpA
(a) (b) (d)
........................... 296,645 1,476,699
Hera SpA .............................. 3,254,433 15,357,599
Industrie De Nora SpA ..................... 128,587 934,171
Intercos SpA , NVS ........................ 205,507 2,923,262
Interpump Group SpA ...................... 300,455 12,666,597
Iren SpA ............................... 2,303,364 7,048,430
Italmobiliare SpA ......................... 57,191 1,953,256
Iveco Group N.V. ......................... 803,444 13,179,246
Juventus Football Club SpA , NVS
(a) (b)
........... 440,551 1,051,685
Lottomatica Group SpA ..................... 994,518 29,240,604
LU-VE SpA , NVS ......................... 32,607 2,108,633
Maire SpA ............................. 580,734 10,739,516
MARR SpA
(a)
............................ 130,850 1,325,676
MFE-MediaForEurope N.V. , Class A ............ 970,748 3,312,633
MFE-MediaForEurope N.V. , Class B
(a)
........... 270,121 1,169,831
NewPrinces SpA , NVS
(a) (b)
................... 77,272 1,529,038
Nexi SpA
(d)
............................. 2,070,275 9,868,129
OVS SpA
(d)
............................. 615,333 3,661,950
Security Shares Value
a
Italy (continued)
Pharmanutra SpA ........................ 13,498 $ 1,248,344
Piaggio & C SpA
(a)
........................ 714,103 1,349,441
Pirelli & C SpA
(d)
......................... 1,702,504 11,710,179
RAI Way SpA
(d)
.......................... 379,245 2,726,964
Reply SpA ............................. 87,534 9,705,268
Safilo Group SpA
(b)
........................ 814,938 1,530,323
Saipem SpA ............................ 5,125,177 27,768,481
Salvatore Ferragamo SpA
(b)
.................. 199,689 1,741,111
Sanlorenzo SpA .......................... 56,698 2,216,405
Sesa SpA .............................. 30,695 3,107,941
SOL SpA .............................. 142,346 9,622,906
Tamburi Investment Partners SpA .............. 361,756 3,579,166
Technogym SpA
(d)
........................ 434,092 10,227,154
Technoprobe SpA
(b)
....................... 513,463 11,143,898
Webuild SpA ............................ 1,646,912 4,895,211
Wiit SpA ............................... 41,971 1,494,551
Zignago Vetro SpA
(a)
....................... 126,965 1,049,047
388,110,822
a
Japan  —  35 .9%
77 Bank Ltd. (The) ........................ 723,500 13,928,080
ABC-Mart, Inc. .......................... 389,600 6,639,538
Acom Co. Ltd. ........................... 1,538,400 4,937,287
Activia Properties, Inc. ..................... 7,930 7,111,699
ADEKA Corp. ........................... 306,600 7,678,970
Advance Residence Investment Corp. ........... 11,241 11,588,882
AEON Financial Service Co. Ltd. .............. 428,400 4,260,269
Aeon Hokkaido Corp.
(a)
..................... 126,600 686,118
AEON REIT Investment Corp. ................ 6,340 5,083,506
Ai Holdings Corp. ......................... 150,400 2,592,467
Aica Kogyo Co. Ltd. ....................... 215,100 4,816,149
Aichi Corp. ............................. 125,200 1,118,714
Aichi Financial Group, Inc. ................... 723,700 6,865,568
Aichi Steel Corp. ......................... 128,900 2,377,189
Ain Holdings, Inc. ......................... 105,600 3,809,033
Air Water, Inc. ........................... 725,800 10,295,541
Aisan Industry Co. Ltd. ..................... 125,100 1,382,187
Alfresa Holdings Corp. ..................... 642,500 9,699,618
Alpen Co. Ltd. ........................... 59,500 747,574
Alps Alpine Co. Ltd. ....................... 645,600 9,688,012
ALSOK Co. Ltd. .......................... 1,402,400 10,637,476
Amada Co. Ltd. .......................... 1,233,400 20,856,256
Amano Corp. ........................... 199,200 4,553,676
and ST HD Co. Ltd. ....................... 102,980 1,972,048
Anritsu Corp. ............................ 511,500 13,389,598
Anycolor, Inc. ........................... 120,800 2,133,302
AOKI Holdings, Inc. ....................... 142,800 1,414,773
Aoyama Trading Co. Ltd. .................... 502,600 2,533,641
Aozora Bank Ltd. ......................... 414,300 6,684,558
Appier Group, Inc.
(a)
....................... 272,700 1,563,953
Arata Corp. ............................. 102,600 1,820,234
ARCHION Corp.
(a) (b)
....................... 4,607,200 8,916,876
ARCLANDS CORP. ....................... 217,862 2,470,089
Arcs Co. Ltd. ............................ 144,000 3,127,335
ARE Holdings, Inc. ........................ 301,000 6,890,350
Argo Graphics, Inc. ....................... 252,200 2,178,538
Ariake Japan Co. Ltd. ...................... 71,800 2,488,425
Artience Co. Ltd. ......................... 140,600 3,506,972
As One Corp. ........................... 236,900 3,285,106
Asahi Intecc Co. Ltd. ...................... 837,800 17,629,465
ASAHI YUKIZAI CORP. .................... 47,000 1,723,374
ASKUL Corp. ........................... 107,900 810,921
Atom Corp.
(a) (b)
........................... 456,200 1,911,579
Autobacs Seven Co. Ltd. .................... 254,000 2,466,545
Awa Bank Ltd. (The) ....................... 116,500 4,726,722

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Axial Retailing, Inc. ....................... 223,600 $ 1,611,068
Azbil Corp. ............................. 1,804,800 16,062,267
AZ-COM MARUWA Holdings, Inc. ............. 254,500 1,459,419
Bank of Nagoya Ltd. (The) ................... 127,000 4,742,362
BayCurrent, Inc. ......................... 552,900 17,805,612
Belc Co. Ltd. ............................ 39,900 1,778,433
Bell System24 Holdings, Inc. ................. 117,800 1,124,769
Belluna Co. Ltd. .......................... 142,500 767,794
Bic Camera, Inc. ......................... 365,600 3,783,181
BIPROGY, Inc. .......................... 296,000 8,512,892
Blue Zones Holdings Co. Ltd. ................. 415,400 4,623,810
BML, Inc. .............................. 72,100 1,756,964
Brother Industries Ltd. ..................... 917,500 17,423,521
Bunka Shutter Co. Ltd. ..................... 215,100 2,535,010
BuySell Technologies Co. Ltd. ................ 109,800 2,349,526
C Uyemura & Co. Ltd. ...................... 39,100 5,853,689
Calbee, Inc. ............................ 318,000 6,027,155
Canon Marketing Japan, Inc. ................. 378,400 8,612,090
Casio Computer Co. Ltd. .................... 801,500 8,131,932
CCI Group, Inc. .......................... 764,800 4,597,294
Central Automotive Products Ltd. .............. 133,500 1,539,358
Central Glass Co. Ltd. ..................... 83,300 2,180,258
Change Holdings, Inc.
(a)
.................... 146,500 846,038
Chiyoda Corp.
(b)
.......................... 628,300 4,076,198
Chudenko Corp. ......................... 101,900 3,095,822
Chugin Financial Group, Inc. ................. 583,600 10,861,430
Chugoku Electric Power Co., Inc. (The) .......... 1,232,500 7,069,810
Chugoku Marine Paints Ltd. .................. 153,200 3,137,883
Citizen Watch Co. Ltd. ..................... 777,400 9,007,013
CKD Corp. ............................. 216,300 8,381,221
Coca-Cola Bottlers Japan Holdings, Inc. ......... 509,200 11,113,899
Colowide Co. Ltd.
(a)
....................... 359,300 4,253,393
Comforia Residential REIT, Inc. ............... 7,801 5,487,047
COMSYS Holdings Corp. ................... 446,300 16,071,943
Cosmo Energy Holdings Co. Ltd. .............. 392,600 10,036,505
Cosmos Pharmaceutical Corp. ................ 158,900 6,133,517
Cover Corp.
(a) (b)
.......................... 154,800 1,361,590
CRE Logistics REIT, Inc. .................... 2,254 2,230,335
Create Restaurants Holdings, Inc.
(a)
............ 1,021,400 4,651,772
Create SD Holdings Co. Ltd. ................. 104,200 2,183,105
Credit Saison Co. Ltd. ...................... 473,300 13,109,855
CyberAgent, Inc. ......................... 1,696,000 13,582,461
Cybozu, Inc.
(a)
........................... 91,700 1,222,087
Daicel Corp. ............................ 838,700 6,576,107
Dai-Dan Co. Ltd. ......................... 351,400 6,276,015
Daido Steel Co. Ltd. ....................... 518,800 6,065,249
Daiei Kankyo Co. Ltd. ...................... 158,700 3,812,269
Daihen Corp. ........................... 69,400 6,866,006
Daiichikosho Co. Ltd. ...................... 275,300 2,854,904
Daikokutenbussan Co. Ltd.
(a)
................. 25,400 780,929
Daio Paper Corp. ......................... 332,400 2,032,754
Daiseki Co. Ltd. .......................... 141,560 3,790,866
Daishi Hokuetsu Financial Group, Inc. ........... 813,300 10,140,471
Daiwa House REIT Investment Corp. , Class A ..... 17,183 13,819,303
Daiwa Industries Ltd. ...................... 103,500 1,265,243
Daiwa Office Investment Corp. , Class A .......... 2,248 4,805,334
Daiwa Securities Living Investments Corp. , Class A .. 8,007 5,507,167
Daiwabo Holdings Co. Ltd. .................. 302,800 6,166,062
DCM Holdings Co. Ltd. ..................... 381,700 3,562,094
DeNA Co. Ltd. ........................... 289,700 4,727,245
Denka Co. Ltd. .......................... 331,800 8,641,226
Dentsu Group, Inc.
(a) (b)
..................... 779,100 14,791,848
Dentsu Soken, Inc. ........................ 307,600 4,326,119
Dexerials Corp. .......................... 662,800 10,344,203
Security Shares Value
a
Japan (continued)
DIC Corp. .............................. 300,600 $ 6,881,981
Digital Arts, Inc. .......................... 41,200 1,472,841
Digital Garage, Inc. ....................... 79,800 1,261,053
dip Corp. .............................. 136,800 1,589,520
DMG Mori Co. Ltd. ........................ 536,600 9,999,239
Doshisha Co. Ltd. ........................ 81,800 1,708,157
Doutor Nichires Holdings Co. Ltd. .............. 111,600 1,971,424
Dowa Holdings Co. Ltd. .................... 208,300 12,675,374
DTS Corp. ............................. 520,600 3,392,690
Duskin Co. Ltd. .......................... 154,900 3,898,726
DyDo Group Holdings, Inc.
(a)
................. 75,500 1,221,561
Eagle Industry Co. Ltd. ..................... 76,700 1,380,830
Earth Corp. ............................. 61,000 1,784,549
EDION Corp. ........................... 312,500 4,237,728
Eiken Chemical Co. Ltd. .................... 125,700 2,474,917
Eizo Corp. ............................. 119,300 1,570,272
Elecom Co. Ltd. .......................... 162,000 1,677,402
Electric Power Development Co. Ltd. ........... 577,000 14,120,872
ES-Con Japan Ltd. ........................ 179,900 1,356,680
Exedy Corp. ............................ 104,800 4,102,962
EXEO Group, Inc. ........................ 743,300 13,646,815
Ezaki Glico Co. Ltd. ....................... 186,500 6,746,401
FCC Co. Ltd. ............................ 153,800 3,278,786
Ferrotec Corp. ........................... 166,400 8,022,414
Financial Partners Group Co. Ltd. .............. 237,100 2,418,539
First Bank of Toyama Ltd. (The) ............... 201,600 3,322,579
Food & Life Companies Ltd. ................. 435,800 25,350,936
FP Corp. .............................. 173,200 2,558,825
Freee KK
(a) (b)
............................ 176,900 2,580,771
Frontier Real Estate Investment Corp. ........... 9,647 5,274,716
Fuji Co. Ltd. ............................ 124,800 1,624,620
Fuji Corp. .............................. 291,000 11,336,707
Fuji Kyuko Co. Ltd. ........................ 87,600 1,264,578
Fuji Media Holdings, Inc. .................... 188,200 4,655,472
FUJI OIL CO. LTD. ........................ 175,300 3,731,849
Fuji Seal International, Inc. .................. 155,000 2,449,480
Fujimi, Inc. ............................. 205,400 4,248,405
Fujita Kanko, Inc. ......................... 149,800 1,969,114
Fukuda Denshi Co. Ltd. .................... 59,500 3,840,254
Fukuoka Financial Group, Inc. ................ 676,800 27,629,125
Fukuoka REIT Corp. ....................... 2,691 3,100,868
Fukuyama Transporting Co. Ltd. ............... 71,400 2,372,001
Funai Soken Holdings, Inc. .................. 278,520 1,987,114
Furukawa Co. Ltd. ........................ 78,700 2,099,610
Furukawa Electric Co. Ltd. ................... 264,500 71,834,677
Furuno Electric Co. Ltd. .................... 94,600 4,389,339
Fuso Chemical Co. Ltd. .................... 231,600 4,848,967
Future Corp. ............................ 169,500 1,655,428
Fuyo General Lease Co. Ltd. ................. 196,800 5,448,844
Galilei Co. Ltd. .......................... 94,900 2,162,250
GENDA, INC.
(a) (b)
......................... 376,300 1,266,712
Genky DrugStores Co. Ltd. .................. 68,200 1,585,915
Global One Real Estate Investment Corp. ........ 4,115 3,213,742
Glory Ltd. .............................. 176,200 4,482,029
GLP J-REIT ............................ 17,783 15,391,374
GMO Financial Holdings, Inc.
(a)
............... 139,200 915,664
GMO internet group, Inc. .................... 233,800 4,627,409
GMO Payment Gateway, Inc. ................. 167,200 8,398,009
GNI Group Ltd.
(b)
......................... 218,797 4,120,705
Goldcrest Co. Ltd. ........................ 63,600 1,355,824
Goldwin, Inc. ............................ 228,500 3,197,861
GS Yuasa Corp. ......................... 318,100 12,862,583
GungHo Online Entertainment, Inc. ............. 159,530 2,523,969
Gunma Bank Ltd. (The) .................... 1,250,000 17,115,663

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Gunze Ltd. ............................. 125,700 $ 2,900,700
H.U. Group Holdings, Inc. ................... 218,600 4,361,466
H2O Retailing Corp. ....................... 343,800 5,044,715
Hachijuni Nagano Bank Ltd. ................. 1,461,400 19,799,549
Hakuhodo DY Holdings, Inc. ................. 841,800 5,652,300
Hakuto Co. Ltd. .......................... 46,500 1,243,182
Halows Co. Ltd. .......................... 28,500 716,346
Hamakyorex Co. Ltd. ...................... 231,600 2,540,634
Hamamatsu Photonics KK ................... 1,137,200 14,659,001
Hankyu Hanshin REIT, Inc. , Class A ............ 2,476 2,362,317
Hanwa Co. Ltd. .......................... 579,600 5,986,647
Happinet Corp. .......................... 110,300 1,880,430
Harmonic Drive Systems, Inc.
(a)
............... 249,700 8,512,655
Haseko Corp. ........................... 948,500 16,379,670
Hazama Ando Corp. ....................... 571,500 6,928,762
Heiwa Corp. ............................ 228,000 2,635,085
Heiwa Real Estate Co. Ltd. .................. 157,400 2,442,083
Heiwa Real Estate REIT, Inc. ................. 4,443 4,175,142
Heiwado Co. Ltd. ......................... 98,300 1,672,083
Hiday Hidaka Corp. ....................... 89,800 1,634,187
Hioki EE Corp. .......................... 34,800 2,480,367
Hirogin Holdings, Inc. ...................... 960,000 11,340,861
Hirose Electric Co. Ltd. ..................... 113,100 15,723,120
HIS Co. Ltd. ............................ 238,600 1,606,628
Hisamitsu Pharmaceutical Co., Inc. ............. 73,800 2,829,941
Hitachi Construction Machinery Co. Ltd. ......... 382,600 13,392,258
Hokkaido Electric Power Co., Inc.
(a)
............. 686,100 4,460,781
Hokuetsu Corp. .......................... 418,500 2,376,661
Hokuhoku Financial Group, Inc. ............... 407,700 15,542,718
Hokuriku Electric Power Co. ................. 671,200 3,736,506
Horiba Ltd. ............................. 132,900 18,504,587
Hoshino Resorts REIT, Inc. .................. 2,332 3,771,701
Hoshizaki Corp. .......................... 428,100 13,919,482
Hosiden Corp. ........................... 164,900 2,928,711
House Foods Group, Inc. ................... 234,400 4,500,076
Hulic REIT, Inc. .......................... 5,123 5,345,094
Hyakugo Bank Ltd. (The) ................... 798,400 9,085,321
Hyakujushi Bank Ltd. (The) .................. 363,300 5,536,174
Ichibanya Co. Ltd. ........................ 299,800 1,656,459
Ichigo Office REIT Investment Corp. ............ 4,080 2,366,399
Ichigo, Inc. ............................. 830,600 2,650,543
IDOM, Inc. ............................. 259,000 2,184,418
Iida Group Holdings Co. Ltd. ................. 608,700 8,609,668
Iino Kaiun Kaisha Ltd. ...................... 272,900 2,864,065
Imperial Hotel Ltd. ........................ 185,300 1,423,882
Inaba Denki Sangyo Co. Ltd. ................. 402,500 6,790,105
Inabata & Co. Ltd. ........................ 168,200 4,146,377
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 9,599 8,984,525
Infomart Corp. ........................... 765,500 2,125,669
INFRONEER Holdings, Inc. .................. 759,028 10,333,182
Integral Corp.
(a)
.......................... 39,300 927,332
Internet Initiative Japan, Inc. ................. 422,100 7,427,325
Invincible Investment Corp. .................. 30,014 11,808,933
Ise Chemicals Corp.
(a)
...................... 72,000 2,414,141
Isetan Mitsukoshi Holdings Ltd. ............... 1,230,500 23,383,289
Ito En Ltd. .............................. 243,800 4,483,769
Itochu Enex Co. Ltd. ....................... 189,500 2,305,885
Itoham Yonekyu Holdings, Inc. ................ 112,040 3,735,740
Itoki Corp. .............................. 162,300 3,297,274
Iwatani Corp. ........................... 737,200 9,045,774
Iyogin Holdings, Inc. ....................... 927,300 17,870,353
Izumi Co. Ltd. ........................... 384,800 2,332,568
J Front Retailing Co. Ltd. .................... 957,400 13,933,149
Security Shares Value
a
Japan (continued)
JAC Recruitment Co. Ltd. ................... 276,400 $ 1,525,796
Jaccs Co. Ltd. ........................... 87,400 2,270,067
JAFCO Group Co. Ltd. ..................... 197,600 2,716,797
Japan Airport Terminal Co. Ltd. ............... 258,200 8,297,565
Japan Aviation Electronics Industry Ltd. .......... 180,400 2,758,123
Japan Elevator Service Holdings Co. Ltd. ......... 560,500 5,670,613
Japan Excellent, Inc. ...................... 4,301 3,931,354
Japan Hotel REIT Investment Corp. , Class A ...... 23,069 11,528,565
Japan Lifeline Co. Ltd. ..................... 228,400 2,069,390
Japan Logistics Fund, Inc. ................... 9,822 5,982,435
Japan Material Co. Ltd. ..................... 270,000 3,108,647
Japan Metropolitan Fund Invest ............... 28,356 20,974,257
Japan Petroleum Exploration Co. Ltd. ........... 588,000 8,411,920
Japan Prime Realty Investment Corp. ........... 13,403 8,484,158
Japan Pulp & Paper Co. Ltd. ................. 354,300 2,504,561
Japan Real Estate Investment Corp. ............ 25,225 19,306,817
Japan Securities Finance Co. Ltd. ............. 309,000 4,254,042
Japan Steel Works Ltd. (The) ................. 250,500 15,308,221
Japan Wool Textile Co. Ltd. (The) .............. 171,800 1,962,633
JCU Corp. ............................. 79,700 3,389,840
Jeol Ltd. ............................... 172,400 6,935,081
JGC Holdings Corp. ....................... 869,800 13,216,097
JINS Holdings, Inc. ....................... 47,400 2,007,358
JMDC, Inc. ............................. 105,500 2,255,607
Joyful Honda Co. Ltd. ...................... 198,600 2,608,840
JTEKT Corp. ............................ 872,000 10,650,061
Juroku Financial Group, Inc. ................. 593,900 7,802,970
Justsystems Corp. ........................ 89,800 2,135,192
JVCKenwood Corp. ....................... 582,500 4,390,522
K&O Energy Group, Inc. .................... 49,300 1,501,826
Kadokawa Corp. ......................... 324,434 7,373,359
Kaga Electronics Co. Ltd. ................... 134,200 3,593,799
Kagome Co. Ltd. ......................... 322,000 5,532,652
Kakaku.com, Inc. ......................... 511,300 8,560,042
Kaken Pharmaceutical Co. Ltd. ............... 111,600 2,904,938
Kameda Seika Co. Ltd. ..................... 174,500 1,590,225
Kamigumi Co. Ltd. ........................ 316,600 10,463,744
Kanadevia Corp. ......................... 640,600 4,937,323
Kanamoto Co. Ltd. ........................ 115,100 3,392,885
Kandenko Co. Ltd. ........................ 405,100 17,671,073
Kaneka Corp. ........................... 165,100 5,163,810
Kanematsu Corp. ......................... 637,000 8,761,996
Kansai Paint Co. Ltd. ...................... 561,500 8,426,704
Kasumigaseki Capital Co. Ltd. ................ 76,800 3,192,147
Katitas Co. Ltd. .......................... 200,100 3,994,517
Kato Sangyo Co. Ltd. ...................... 80,700 3,155,001
KDX Realty Investment Corp. , Class A .......... 16,097 16,813,457
KeePer Technical Laboratory Co. Ltd.
(a)
.......... 50,400 954,801
Keihan Holdings Co. Ltd. .................... 379,300 7,862,653
Keihanshin Building Co. Ltd. ................. 110,700 1,330,115
Keikyu Corp. ............................ 819,700 8,036,705
Keio Corp. ............................. 2,010,300 9,477,399
Keisei Electric Railway Co. Ltd. ............... 1,529,000 10,920,109
Keiyo Bank Ltd. (The) ...................... 369,800 5,125,934
Kewpie Corp. ........................... 389,000 10,321,676
KH Neochem Co. Ltd. ...................... 124,200 2,193,423
Kinden Corp. ............................ 468,900 25,124,122
Kintetsu Group Holdings Co. Ltd. .............. 714,200 15,250,176
Kissei Pharmaceutical Co. Ltd. ................ 109,700 3,065,616
Kitz Corp. .............................. 247,500 3,332,061
Kiyo Bank Ltd. (The) ....................... 227,700 6,030,048
Kobayashi Pharmaceutical Co. Ltd. ............. 184,800 6,848,773
Kobe Bussan Co. Ltd. ...................... 594,900 10,414,515
Kobe Steel Ltd. .......................... 1,448,600 17,852,583

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Koei Tecmo Holdings Co. Ltd.
(a)
............... 393,400 $ 3,897,412
Kohnan Shoji Co. Ltd. ...................... 72,500 1,875,539
Koito Manufacturing Co. Ltd. ................. 714,900 11,598,828
Kokusai Electric Corp. ..................... 752,900 31,686,028
Kokuyo Co. Ltd. .......................... 1,211,700 6,035,468
KOMEDA Holdings Co. Ltd. .................. 184,900 3,599,007
Komeri Co. Ltd. .......................... 102,500 2,186,760
Konica Minolta, Inc. ....................... 1,882,600 5,986,607
Konishi Co. Ltd. .......................... 202,000 1,829,244
Konoike Transport Co. Ltd. .................. 111,100 2,004,519
Kose Holdings Corp. ...................... 142,900 5,097,535
Koshidaka Holdings Co. Ltd. ................. 202,800 1,292,801
Kotobuki Spirits Co. Ltd. .................... 397,100 5,104,684
Kraftia Corp. ............................ 167,800 10,349,379
K's Holdings Corp. ........................ 549,940 6,356,665
Kumagai Gumi Co. Ltd. ..................... 514,700 4,934,632
Kumiai Chemical Industry Co. Ltd. ............. 291,800 1,415,527
Kura Sushi, Inc.
(a)
......................... 162,400 1,782,142
Kurabo Industries Ltd. ..................... 43,700 2,641,898
Kuraray Co. Ltd. ......................... 1,088,400 11,430,999
Kureha Corp. ........................... 109,600 2,750,616
Kurita Water Industries Ltd. .................. 413,800 22,364,752
Kusuri no Aoki Holdings Co. Ltd. .............. 150,200 3,581,959
KYB Corp. ............................. 118,500 3,415,164
Kyoei Steel Ltd. .......................... 73,800 896,263
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 121,000 2,088,919
Kyorin Pharmaceutical Co. Ltd. ............... 157,000 1,553,444
Kyoritsu Maintenance Co. Ltd. ................ 291,900 4,441,092
Kyoto Financial Group, Inc. .................. 892,200 24,661,423
Kyushu Electric Power Co., Inc. ............... 1,687,800 18,248,358
Kyushu Financial Group, Inc. ................. 1,270,000 10,371,515
Kyushu Railway Co. ....................... 550,000 12,624,680
LaSalle Logiport REIT ...................... 7,161 6,999,784
Leopalace21 Corp. ........................ 805,400 3,355,953
Life Corp. .............................. 159,500 2,621,135
Lifedrink Co., Inc. ......................... 180,500 1,592,201
LIFENET INSURANCE CO.
(b)
................. 241,200 2,969,917
Lintec Corp. ............................ 172,200 5,572,531
Lion Corp. ............................. 993,100 9,714,782
Lixil Corp. .............................. 1,077,300 11,124,183
M&A Capital Partners Co. Ltd. ................ 61,800 1,275,584
Mabuchi Motor Co. Ltd. ..................... 672,600 6,330,157
Macnica Holdings, Inc. ..................... 564,150 9,529,651
Maeda Kosen Co. Ltd. ..................... 176,300 2,057,575
Makino Milling Machine Co. Ltd. ............... 94,400 7,175,497
Mani, Inc. .............................. 296,400 3,235,980
Marui Group Co. Ltd. ...................... 640,600 12,263,113
Maruichi Steel Tube Ltd. .................... 698,200 6,483,868
Maruwa Co. Ltd. ......................... 34,300 16,203,547
Maruzen Showa Unyu Co. Ltd. ................ 42,400 2,099,391
Matsuda Sangyo Co. Ltd. ................... 53,300 2,271,744
Matsui Securities Co. Ltd. ................... 426,200 2,506,971
Matsuyafoods Holdings Co. Ltd. ............... 35,600 1,196,104
Max Co. Ltd. ............................ 364,600 3,903,835
Maxell Ltd. ............................. 129,300 1,652,138
Maxvalu Tokai Co. Ltd. ..................... 33,600 737,223
Mazda Motor Corp. ....................... 2,371,300 15,263,871
McDonald's Holdings Co. Japan Ltd.
(a)
........... 336,300 17,442,790
MCJ Co. Ltd.
(b)
.......................... 90,800 1,264,226
Mebuki Financial Group, Inc. ................. 3,365,900 27,944,840
Medipal Holdings Corp. ..................... 731,300 13,066,375
Megachips Corp. ......................... 37,000 2,306,446
Megmilk Snow Brand Co. Ltd. ................ 171,100 3,438,078
Meidensha Corp. ......................... 134,300 7,337,581
Security Shares Value
a
Japan (continued)
MEIJI Holdings Co. Ltd. .................... 990,600 $ 23,511,768
Meiko Electronics Co. Ltd. ................... 79,700 16,091,988
MEITEC Group Holdings, Inc. ................ 279,300 5,593,753
Menicon Co. Ltd. ......................... 245,600 2,536,990
Mercari, Inc.
(b)
........................... 455,700 11,087,274
Metaplanet, Inc.
(b)
......................... 1,891,100 4,066,083
METAWATER Co. Ltd. ..................... 96,100 2,078,687
Micronics Japan Co. Ltd. .................... 110,700 9,307,164
Milbon Co. Ltd. .......................... 111,600 1,821,328
Mirai Corp. ............................. 7,576 2,226,876
Mirai Industry Co. Ltd. ...................... 30,100 573,751
MIRAIT ONE Corp. ....................... 341,400 8,797,404
MIRARTH Real Estate Investment Corp.
(a)
........ 3,687 2,073,780
MISUMI Group, Inc. ....................... 1,068,300 24,590,687
Mitani Sekisan Co. Ltd. ..................... 119,400 1,307,548
Mitsubishi Estate Logistics REIT Investment Corp. .. 5,502 4,274,010
Mitsubishi Gas Chemical Co., Inc. ............. 585,500 16,484,586
Mitsubishi Logistics Corp. ................... 977,100 8,751,882
Mitsubishi Materials Corp. ................... 493,500 16,262,170
Mitsubishi Motors Corp.
(a)
................... 2,574,000 5,027,150
Mitsubishi Pencil Co. Ltd. ................... 143,000 2,138,686
Mitsubishi Research Institute, Inc. .............. 33,400 958,814
Mitsuboshi Belting Ltd. ..................... 91,400 2,302,791
Mitsui Chemicals, Inc. ...................... 1,425,700 17,392,224
Mitsui DM Sugar Co. Ltd. ................... 62,600 1,325,170
Mitsui E&S Co. Ltd. ....................... 387,400 13,971,293
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 9,486 7,919,391
Mitsui Fudosan Logistics Park, Inc. ............. 12,775 9,168,389
Mitsui High-Tec, Inc.
(a)
...................... 346,300 1,442,971
Mitsui Kinzoku Co. Ltd. ..................... 226,600 62,260,266
Mitsui-Soko Holdings Co. Ltd. ................ 224,600 5,641,003
Mitsuuroko Group Holdings Co. Ltd. ............ 99,300 1,260,238
Miura Co. Ltd. ........................... 349,100 7,229,899
MIXI, Inc. .............................. 140,900 2,327,546
Mizuho Leasing Co. Ltd. .................... 561,600 5,106,273
Mizuno Corp. ........................... 204,100 4,333,066
Mochida Pharmaceutical Co. Ltd. .............. 81,900 1,761,858
Modec, Inc. ............................. 189,800 15,692,803
Monex Group, Inc. ........................ 694,370 2,981,095
Money Forward, Inc.
(a) (b)
.................... 176,900 5,415,703
Monogatari Corp. (The) ..................... 123,600 3,324,836
Mori Hills REIT Investment Corp. , Class A ........ 5,691 4,878,005
Mori Trust REIT, Inc. ....................... 10,304 4,997,752
Morinaga & Co. Ltd. ....................... 254,300 4,339,391
Morinaga Milk Industry Co. Ltd. ............... 262,000 7,906,236
Morita Holdings Corp. ...................... 121,600 1,953,852
MOS Food Services, Inc. ................... 99,500 2,507,282
MTG Co. Ltd. ........................... 48,000 1,803,455
Muninova Holdings, Inc. .................... 1,264,900 3,724,810
Musashi Seimitsu Industry Co. Ltd. ............. 183,600 5,024,508
Musashino Bank Ltd. (The) .................. 313,100 4,756,143
Nabtesco Corp. .......................... 443,300 14,661,345
Nachi-Fujikoshi Corp. ...................... 55,100 1,790,409
Nagase & Co. Ltd. ........................ 1,220,200 9,177,715
Nagawa Co. Ltd.
(a)
........................ 29,000 961,654
Nagoya Railroad Co. Ltd. ................... 732,400 8,271,803
Nakanishi, Inc. .......................... 258,500 4,566,901
Namura Shipbuilding Co. Ltd. ................ 206,900 5,419,364
NANKAI Co. Ltd. ......................... 377,800 7,162,755
Nanto Bank Ltd. (The) ..................... 476,800 4,525,306
Nextage Co. Ltd. ......................... 175,700 3,856,673
NGK Corp. ............................. 925,400 29,298,656
NH Foods Ltd. ........................... 332,800 13,712,055
NHK Spring Co. Ltd. ....................... 686,200 12,537,638

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Nichias Corp. ........................... 644,500 $ 12,787,638
Nichicon Corp. .......................... 168,900 2,583,454
Nichiha Corp. ........................... 85,300 1,690,622
Nichirei Corp. ........................... 811,000 9,772,613
Nifco, Inc. .............................. 293,200 8,639,777
Nihon Dengi Co. Ltd. ...................... 182,000 2,800,870
Nihon Kohden Corp. ....................... 605,900 5,643,515
Nihon M&A Center Holdings, Inc. .............. 1,129,500 4,730,598
Nihon Parkerizing Co. Ltd. ................... 286,700 2,636,554
Nikkon Holdings Co. Ltd.
(a)
................... 374,300 12,094,094
Nikon Corp. ............................ 991,200 10,966,240
Nippn Corp. ............................ 216,300 3,656,014
Nippon Densetsu Kogyo Co. Ltd. .............. 133,100 4,155,146
Nippon Electric Glass Co. Ltd. ................ 265,100 13,838,856
NIPPON EXPRESS HOLDINGS, INC. ........... 823,700 21,633,854
Nippon Gas Co. Ltd. ....................... 426,400 7,319,838
Nippon Kanzai Holdings Co. Ltd. .............. 72,600 1,341,807
Nippon Kayaku Co. Ltd. .................... 507,400 5,627,406
Nippon Light Metal Holdings Co. Ltd. ............ 218,590 4,003,376
Nippon Paper Industries Co. Ltd. .............. 392,500 3,293,468
Nippon Prologis REIT, Inc. ................... 26,360 15,052,755
NIPPON REIT Investment Corp. ............... 6,871 3,928,041
Nippon Seiki Co. Ltd. ...................... 160,700 2,629,041
Nippon Shinyaku Co. Ltd. ................... 208,700 6,398,884
Nippon Shokubai Co. Ltd. ................... 431,600 5,941,820
Nippon Soda Co. Ltd. ...................... 168,500 3,905,062
Nippon Television Holdings, Inc. ............... 205,800 3,912,402
Nipro Corp. ............................. 640,800 6,220,623
Nishimatsu Construction Co. Ltd. .............. 115,600 4,251,671
Nishimatsuya Chain Co. Ltd. ................. 136,800 1,746,755
Nishi-Nippon Financial Holdings, Inc. ........... 461,400 11,585,347
Nishi-Nippon Railroad Co. Ltd. ................ 235,900 4,321,253
Nishio Holdings Co. Ltd. .................... 72,900 2,011,048
Nissan Chemical Corp. ..................... 482,300 20,854,421
Nissan Shatai Co. Ltd. ..................... 286,800 1,662,495
Nisshin Oillio Group Ltd. (The) ................ 300,400 3,455,290
Nisshin Seifun Group, Inc. ................... 797,500 10,186,630
Nisshinbo Holdings, Inc. .................... 564,100 7,441,012
Nissin Foods Holdings Co. Ltd. ............... 762,000 13,642,198
Nissui Corp. ............................ 1,113,400 8,668,317
Niterra Co. Ltd. .......................... 584,000 31,568,418
Nitta Corp. ............................. 71,600 2,035,251
Nittetsu Mining Co. Ltd. ..................... 166,900 2,617,914
Nitto Boseki Co. Ltd. ....................... 97,100 17,840,265
Nitto Kogyo Corp. ........................ 97,300 2,814,498
Noevir Holdings Co. Ltd. .................... 65,900 1,840,473
NOF Corp. ............................. 793,000 16,195,428
Nohmi Bosai Ltd. ......................... 97,500 2,562,513
Nojima Corp. ............................ 733,800 5,719,855
NOK Corp. ............................. 325,200 5,783,179
Nomura Co. Ltd. ......................... 311,100 2,323,853
Nomura Micro Science Co. Ltd. ............... 111,400 2,626,597
Nomura Real Estate Holdings, Inc. ............. 2,171,400 14,166,752
Nomura Real Estate Master Fund, Inc. .......... 15,493 15,972,471
Noritake Co. Ltd. ......................... 150,400 3,310,670
Noritsu Koki Co. Ltd. ...................... 220,200 2,931,288
Noritz Corp. ............................ 114,800 1,721,762
North Pacific Bank Ltd. ..................... 1,031,100 6,556,087
NS Solutions Corp.
(a)
...................... 253,400 5,870,748
NS United Kaiun Kaisha Ltd. ................. 42,100 2,049,700
NSD Co. Ltd. ........................... 252,580 4,335,904
NSK Ltd. .............................. 1,478,500 12,008,909
NTN Corp. ............................. 1,827,100 4,460,410
NTT UD REIT Investment Corp. ............... 5,503 4,822,660
Security Shares Value
a
Japan (continued)
Nxera Pharma Co. Ltd.
(b)
.................... 323,700 $ 2,015,952
Obara Group, Inc. ........................ 36,900 1,304,409
OBIC Business Consultants Co. Ltd. ............ 118,300 4,649,741
Odakyu Electric Railway Co. Ltd. .............. 1,239,000 12,403,636
Ogaki Kyoritsu Bank Ltd. (The) ................ 131,700 5,896,249
Ohsho Food Service Corp. .................. 143,000 2,674,485
Oji Holdings Corp. ........................ 2,989,800 15,718,547
Okamoto Industries, Inc.
(a)
................... 30,900 1,109,523
Okamura Corp. .......................... 234,100 3,756,412
Okasan Securities Group, Inc. ................ 557,400 3,218,414
Oki Electric Industry Co. Ltd. ................. 326,800 7,069,849
Okinawa Cellular Telephone Co. ............... 148,000 3,167,196
OKUMA Corp. ........................... 174,400 5,004,691
Okumura Corp. .......................... 123,400 4,850,485
Omron Corp. ............................ 727,800 26,142,457
Ono Pharmaceutical Co. Ltd. ................. 1,475,000 21,815,482
Onward Holdings Co. Ltd. ................... 426,400 2,016,647
Open House Group Co. Ltd. ................. 285,200 16,785,054
Open Up Group, Inc. ...................... 224,631 2,510,310
Organo Corp. ........................... 109,700 11,085,512
Orient Corp. ............................ 300,760 1,952,698
Orix JREIT, Inc. .......................... 20,679 13,103,106
Osaka Soda Co. Ltd. ...................... 296,500 3,550,030
Osaka Steel Co. Ltd.
(a) (b)
.................... 57,000 895,749
OSG Corp. ............................. 266,400 5,571,403
PAL GROUP Holdings Co. Ltd. ................ 364,400 3,489,097
PALTAC Corp. ........................... 106,200 3,136,913
Park24 Co. Ltd. .......................... 505,900 5,949,124
Pasona Group, Inc. ....................... 71,100 740,914
Penta-Ocean Construction Co. Ltd. ............. 1,069,900 11,987,425
PeptiDream, Inc.
(b)
........................ 387,300 2,854,983
Persol Holdings Co. Ltd. .................... 7,161,800 10,659,761
PHC Holdings Corp. ....................... 117,700 750,455
Pigeon Corp. ............................ 457,400 4,928,835
PILLAR Corp. ........................... 64,100 3,768,808
Pilot Corp. ............................. 113,600 3,465,150
PKSHA Technology, Inc.
(a) (b)
.................. 79,300 1,673,982
Plus Alpha Consulting Co. Ltd. ................ 98,000 1,371,390
Pola Orbis Holdings, Inc. .................... 368,900 3,046,774
Prestige International, Inc. ................... 367,500 1,560,774
Prima Meat Packers Ltd. .................... 91,700 1,463,225
PS Construction Co. Ltd. .................... 65,400 1,119,965
Raito Kogyo Co. Ltd. ...................... 138,400 3,372,616
Raiznext Corp. .......................... 87,900 1,268,084
Rakus Co. Ltd. .......................... 640,300 3,538,229
Rakuten Bank Ltd.
(b)
....................... 379,900 15,349,814
Relo Group, Inc. ......................... 364,500 4,557,560
Rengo Co. Ltd. .......................... 751,000 5,917,233
Resonac Holdings Corp. .................... 691,600 63,291,133
Resorttrust, Inc. .......................... 639,000 7,130,612
Ricoh Co. Ltd. ........................... 2,131,500 17,975,209
Ricoh Leasing Co. Ltd. ..................... 59,400 2,307,316
Rigaku Holdings Corp. ..................... 458,500 7,901,587
Riken Keiki Co. Ltd. ....................... 119,500 2,566,563
Riken Vitamin Co. Ltd. ..................... 74,600 1,319,456
Rinnai Corp. ............................ 419,900 9,543,037
Riso Kagaku Corp. ........................ 126,700 844,277
Rohm Co. Ltd. ........................... 1,355,300 29,321,838
Rohto Pharmaceutical Co. Ltd. ................ 745,700 10,965,492
Roland Corp. ........................... 60,700 1,583,003
Rorze Corp. ............................ 419,200 10,048,802
Round One Corp. ........................ 685,300 3,722,176
Royal Holdings Co. Ltd. .................... 253,900 2,223,480
RS Technologies Co. Ltd. ................... 59,300 2,295,428

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Ryoyo Ryosan Holdings, Inc. ................. 127,692 $ 2,210,669
S Foods, Inc. ........................... 70,900 1,284,815
Saizeriya Co. Ltd. ........................ 133,700 4,338,386
Sakai Moving Service Co. Ltd. ................ 95,300 1,769,901
Sakata INX Corp. ......................... 167,400 2,498,618
Sakata Seed Corp. ........................ 106,700 2,797,268
Sakura Internet, Inc. ....................... 109,600 2,194,302
Samty Residential Investment Corp. ............ 1,342 892,698
San-A Co. Ltd. ........................... 166,000 3,485,717
San-Ai Obbli Co. Ltd. ...................... 197,900 2,912,049
SanBio Co. Ltd.
(b)
......................... 217,600 2,641,269
Sangetsu Corp. .......................... 189,700 3,611,151
San-In Godo Bank Ltd. (The) ................. 556,300 6,686,669
Sanken Electric Co. Ltd.
(a) (b)
.................. 75,800 4,567,973
Sanki Engineering Co. Ltd. .................. 411,600 6,342,971
Sankyo Co. Ltd. .......................... 720,200 8,519,993
Sankyu, Inc. ............................ 174,800 9,393,302
Sansan, Inc.
(b)
........................... 277,900 2,253,423
Santen Pharmaceutical Co. Ltd. ............... 1,147,300 11,823,474
Sanwa Holdings Corp. ..................... 741,700 16,964,627
Sanyo Chemical Industries Ltd. ............... 43,400 1,383,041
Sanyo Denki Co. Ltd. ...................... 99,100 4,387,338
Sapporo Holdings Ltd. ..................... 1,246,300 13,981,397
Sawai Group Holdings Co. Ltd. ............... 437,300 5,878,432
SBS Holdings, Inc. ........................ 68,700 1,830,673
Sega Sammy Holdings, Inc. .................. 613,500 8,894,310
Seiko Epson Corp. ........................ 1,174,500 15,797,883
Seiko Group Corp. ........................ 213,200 7,919,628
Seino Holdings Co. Ltd. .................... 374,600 5,741,703
Seiren Co. Ltd. .......................... 182,300 3,700,262
Sekisui House REIT, Inc. .................... 16,236 8,815,177
Senko Group Holdings Co. Ltd. ............... 523,700 6,199,113
Senshu Electric Co. Ltd. .................... 51,000 1,988,100
Senshu Ikeda Holdings, Inc. ................. 895,000 5,265,912
Septeni Holdings Co. Ltd. ................... 344,100 925,161
Seria Co. Ltd. ........................... 175,000 3,827,937
Seven Bank Ltd. ......................... 2,394,200 4,042,901
SG Holdings Co. Ltd. ...................... 1,141,500 10,683,378
Sharp Corp.
(a) (b)
.......................... 900,700 3,227,325
Shibaura Machine Co. Ltd. .................. 89,800 2,410,213
Shibaura Mechatronics Corp. ................. 250,300 7,776,336
Shibuya Corp. ........................... 55,500 1,206,451
SHIFT, Inc.
(a) (b)
........................... 724,100 3,061,906
Shiga Bank Ltd. (The) ...................... 671,400 8,277,534
Shikoku Electric Power Co., Inc. ............... 610,500 6,078,237
Shikoku Kasei Holdings Corp. ................ 105,700 3,382,295
Shimamura Co. Ltd. ....................... 526,200 11,004,304
Shin Nippon Air Technologies Co. Ltd. ........... 76,300 1,746,248
Shinagawa Refra Co. Ltd. ................... 93,000 1,134,781
Shin-Etsu Polymer Co. Ltd. .................. 155,100 2,111,097
Shinmaywa Industries Ltd. ................... 202,000 3,302,162
Shinnihon Corp. .......................... 85,800 1,056,807
Ship Healthcare Holdings, Inc. ................ 299,000 4,449,579
Shizuoka Financial Group, Inc. ................ 1,717,100 30,144,749
Shizuoka Gas Co. Ltd. ..................... 144,000 1,294,989
SHO-BOND Holdings Co. Ltd. ................ 618,100 5,228,326
Shochiku Co. Ltd.
(a)
....................... 35,400 2,338,849
Shoei Co. Ltd. ........................... 194,900 2,171,454
Showa Sangyo Co. Ltd. .................... 77,300 1,515,478
Simplex Holdings, Inc. ..................... 579,700 3,251,783
Sinfonia Technology Co. Ltd. ................. 82,900 7,620,476
Sinko Industries Ltd. ....................... 184,600 1,440,204
SKY Perfect JSAT Corp. .................... 646,800 14,121,405
Skylark Holdings Co. Ltd. ................... 899,700 17,286,561
Security Shares Value
a
Japan (continued)
SMS Co. Ltd. ........................... 263,700 $ 3,004,486
Socionext, Inc. .......................... 706,800 8,601,227
Sojitz Corp. ............................. 828,920 31,046,953
SOSiLA Logistics REIT, Inc. .................. 2,810 2,205,928
Sotetsu Holdings, Inc. ...................... 309,700 5,225,464
Square Enix Holdings Co. Ltd. ................ 923,500 14,493,561
Stanley Electric Co. Ltd. .................... 388,000 7,572,546
Star Asia Investment Corp. .................. 10,530 3,788,515
Starts Corp., Inc. ......................... 124,100 3,788,880
Sugi Holdings Co. Ltd. ..................... 412,300 8,252,195
SUMCO Corp. ........................... 1,383,600 22,074,842
Sumitomo Bakelite Co. Ltd. .................. 297,000 10,460,619
Sumitomo Chemical Co. Ltd. ................. 5,900,200 19,252,847
Sumitomo Forestry Co. Ltd. .................. 1,831,900 16,555,122
Sumitomo Heavy Industries Ltd. ............... 435,200 14,724,386
Sumitomo Osaka Cement Co. Ltd. ............. 122,100 3,040,707
Sumitomo Pharma Co. Ltd.
(b)
................. 930,400 10,271,495
Sumitomo Rubber Industries Ltd. .............. 728,500 9,447,818
Sumitomo Warehouse Co. Ltd. (The) ........... 199,200 4,800,479
Sun Corp.
(a) (b)
........................... 47,500 2,632,552
Sun Frontier Fudousan Co. Ltd.
(a)
.............. 119,900 2,057,929
Sundrug Co. Ltd. ......................... 284,400 6,854,085
Suruga Bank Ltd. ......................... 464,500 6,887,126
Suzuken Co. Ltd. ......................... 228,600 8,091,565
SWCC Corp. ............................ 109,700 11,228,533
Synspective, Inc.
(b)
........................ 217,000 1,851,593
Systena Corp. ........................... 1,039,500 2,843,617
T Hasegawa Co. Ltd. ...................... 117,800 2,172,655
Tadano Ltd. ............................ 335,700 2,942,984
Taihei Dengyo Kaisha Ltd. ................... 167,100 3,059,903
Taiheiyo Cement Corp. ..................... 422,000 9,580,999
Taikisha Ltd. ............................ 171,300 3,804,875
Taiyo Holdings Co. Ltd. ..................... 324,200 9,987,535
Taiyo Yuden Co. Ltd. ...................... 489,500 20,069,246
Takamatsu Construction Group Co. Ltd. .......... 65,500 1,402,762
Takara Holdings, Inc. ...................... 583,500 6,597,011
Takara Standard Co. Ltd. ................... 145,400 2,749,597
Takasago International Corp. ................. 237,300 1,779,025
Takasago Thermal Engineering Co. Ltd. ......... 362,300 10,449,007
Takashimaya Co. Ltd. ...................... 998,500 11,871,582
Takeuchi Manufacturing Co. Ltd. .............. 134,900 6,081,136
Takuma Co. Ltd. ......................... 221,500 3,904,534
Tama Home Co. Ltd.
(a)
..................... 60,900 1,382,897
Tamron Co. Ltd. .......................... 549,400 3,801,439
TBS Holdings, Inc. ........................ 133,500 4,721,886
TechMatrix Corp. ......................... 153,400 1,780,982
Techno Ryowa Ltd. ....................... 39,500 1,750,537
Teijin Ltd. .............................. 697,400 7,023,408
Tekscend Photomask Corp. .................. 175,300 4,664,261
THK Co. Ltd. ............................ 424,300 15,906,626
Timee, Inc.
(a) (b)
........................... 235,200 1,910,897
TKC Corp. ............................. 109,400 2,506,803
Toa Corp. .............................. 225,100 4,021,958
Toagosei Co. Ltd. ......................... 331,000 3,594,543
Tobu Railway Co. Ltd. ...................... 702,000 12,536,355
Tocalo Co. Ltd. .......................... 216,500 4,319,380
Toda Corp. ............................. 827,800 7,515,342
Toei Animation Co. Ltd. ..................... 288,500 4,818,929
Toei Co. Ltd. ............................ 115,000 4,240,550
Toenec Corp. ........................... 173,900 2,709,538
Toho Bank Ltd. (The) ...................... 746,100 3,184,675
Toho Gas Co. Ltd. ........................ 1,013,900 7,613,042
Toho Holdings Co. Ltd. ..................... 215,600 6,161,377
Tohoku Electric Power Co., Inc. ............... 1,892,000 13,215,170

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Tokai Carbon Co. Ltd. ...................... 796,700 $ 5,666,303
TOKAI Holdings Corp. ..................... 403,400 2,931,353
Tokai Rika Co. Ltd. ........................ 204,600 3,774,169
Tokai Tokyo Financial Holdings, Inc. ............ 857,100 3,861,677
Token Corp. ............................ 18,000 1,460,331
Tokuyama Corp. ......................... 255,300 6,558,347
Tokyo Century Corp. ....................... 589,000 8,091,010
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 6,038,600 22,989,818
Tokyo Electron Device Ltd. .................. 81,900 1,819,880
Tokyo Kiraboshi Financial Group, Inc. ........... 91,300 6,794,594
Tokyo Metro Co. Ltd. ...................... 1,150,000 11,517,997
Tokyo Ohka Kogyo Co. Ltd. .................. 378,300 22,240,179
Tokyo Seimitsu Co. Ltd. .................... 158,600 17,524,608
Tokyo Steel Manufacturing Co. Ltd. ............. 222,300 2,416,476
Tokyo Tatemono Co. Ltd. .................... 734,700 16,906,014
Tokyotokeiba Co. Ltd. ...................... 56,600 2,005,670
Tokyu Construction Co. Ltd. .................. 332,440 3,138,134
Tokyu Fudosan Holdings Corp. ................ 2,271,500 19,339,848
Tokyu REIT, Inc. ......................... 3,021 3,726,002
TOMONY Holdings, Inc. .................... 644,100 3,637,179
Tomy Co. Ltd. ........................... 312,500 5,077,103
Topre Corp. ............................. 145,100 2,205,122
Toridoll Holdings Corp.
(a)
.................... 191,800 4,956,656
Tosei Corp. ............................. 235,800 2,449,949
Toshiba TEC Corp. ........................ 122,600 2,111,220
Tosoh Corp. ............................ 1,092,300 16,832,057
Totech Corp. ............................ 96,600 2,359,366
Totetsu Kogyo Co. Ltd. ..................... 87,200 3,077,499
TOTO Ltd. ............................. 524,200 18,414,223
Towa Corp. ............................. 236,900 4,502,784
Towa Pharmaceutical Co. Ltd. ................ 102,400 2,590,170
Toyo Engineering Corp.
(b)
................... 113,200 1,654,856
Toyo Seikan Group Holdings Ltd. .............. 390,900 8,107,527
Toyo Suisan Kaisha Ltd. .................... 349,900 24,115,621
Toyo Tanso Co. Ltd. ....................... 57,600 2,244,121
Toyo Tire Corp. .......................... 488,000 11,964,834
Toyobo Co. Ltd. .......................... 308,700 2,820,882
Toyoda Gosei Co. Ltd. ..................... 377,600 11,141,818
Toyota Boshoku Corp. ..................... 321,900 4,554,436
Transcosmos, Inc. ........................ 85,300 2,082,460
TRE Holdings Corp. ....................... 162,200 1,660,649
Trend Micro, Inc. ......................... 500,700 17,428,343
Tri Chemical Laboratories, Inc. ................ 101,900 2,119,806
Trial Holdings, Inc.
(a)
....................... 146,900 3,678,247
Trusco Nakayama Corp. .................... 178,500 2,464,422
TS Tech Co. Ltd. ......................... 323,500 3,543,201
Tsubakimoto Chain Co. ..................... 291,300 4,366,757
Tsuburaya Fields Holdings, Inc. ............... 150,100 1,379,515
Tsugami Corp. ........................... 154,800 4,643,082
Tsumura & Co. .......................... 229,800 5,359,829
Tsurumi Manufacturing Co. Ltd. ............... 120,200 1,674,487
TV Asahi Holdings Corp. .................... 85,100 1,760,968
UACJ Corp. ............................ 585,976 10,338,917
UBE Corp. ............................. 374,300 5,673,451
Ulvac, Inc. ............................. 185,300 11,668,797
Umios Corp. ............................ 479,200 4,051,769
U-Next Holdings Co. Ltd. .................... 248,700 2,425,760
Union Tool Co.
(a)
......................... 35,500 3,813,975
United Super Markets Holdings, Inc. ............ 314,100 1,641,173
United Urban Investment Corp. ............... 12,223 13,788,009
Ushio, Inc. ............................. 259,000 5,215,296
USS Co. Ltd. ............................ 1,471,600 15,932,816
UT Group Co. Ltd. ........................ 1,805,000 2,137,478
Valor Holdings Co. Ltd. ..................... 142,100 3,349,296
Security Shares Value
a
Japan (continued)
Visional, Inc.
(b)
........................... 93,800 $ 4,426,524
Wacoal Holdings Corp. ..................... 155,700 4,592,876
Wacom Co. Ltd. .......................... 487,500 2,243,823
Wakita & Co. Ltd. ......................... 131,500 1,520,734
West Holdings Corp.
(a)
..................... 85,730 1,575,454
WingArc1st, Inc. ......................... 77,000 1,313,176
Workman Co. Ltd. ........................ 80,300 3,693,015
Yakult Honsha Co. Ltd. ..................... 982,800 17,114,560
YAMABIKO Corp. ........................ 110,700 2,756,829
Yamada Holdings Co. Ltd. ................... 2,030,800 6,775,171
Yamaguchi Financial Group, Inc. .............. 696,100 11,961,063
Yamaha Corp. ........................... 1,588,400 11,335,601
Yamanashi Chuo Bank Ltd. (The) .............. 102,700 3,533,272
Yamato Holdings Co. Ltd. ................... 930,900 10,546,483
Yamato Kogyo Co. Ltd. ..................... 146,200 11,159,696
Yamazaki Baking Co. Ltd. ................... 476,800 9,973,256
Yamazen Corp. .......................... 189,000 1,856,160
Yaskawa Electric Corp. ..................... 895,500 31,754,439
Yellow Hat Ltd. .......................... 250,600 2,425,464
Yodoko Ltd. ............................ 410,900 3,528,057
Yokogawa Bridge Holdings Corp. .............. 127,400 2,386,847
Yokohama Rubber Co. Ltd. (The) .............. 492,400 20,041,535
Yonex Co. Ltd. ........................... 219,800 3,721,763
Yoshinoya Holdings Co. Ltd. ................. 256,200 5,168,366
Yuasa Co. Ltd. .......................... 64,000 2,442,398
Yurtec Corp. ............................ 138,100 2,212,006
Zacros Corp. ............................ 210,200 1,844,969
Zenkoku Hosho Co. Ltd. .................... 410,700 8,274,075
Zeon Corp. ............................. 574,900 6,701,006
ZERIA Pharmaceutical Co. Ltd. ............... 93,400 1,288,050
Zojirushi Corp. ........................... 136,200 1,371,712
Zuken, Inc. ............................. 61,700 1,741,826
5,159,140,204
a
Netherlands  —  1 .4%
Aalberts N.V. ............................ 384,199 14,594,401
Allfunds Group PLC ....................... 1,175,402 12,029,221
AMG Critical Materials N.V. .................. 120,655 5,092,736
Arcadis N.V. ............................ 285,433 12,224,400
Basic-Fit N.V.
(b) (d)
......................... 195,539 6,554,357
Corbion N.V. ............................ 206,500 4,614,747
Eurocommercial Properties N.V. ............... 177,681 5,828,967
Ferrari Group PLC ........................ 64,177 613,115
Flow Traders Ltd.
(b)
........................ 136,603 4,396,086
Fugro N.V. ............................. 447,500 6,489,461
Havas N.V.
(b)
............................ 258,725 4,924,582
IMCD N.V. ............................. 233,001 27,397,362
Koninklijke BAM Groep N.V. ................. 965,922 10,624,783
Koninklijke Heijmans N.V. ................... 97,890 9,904,273
Koninklijke Vopak N.V. ..................... 222,547 11,138,194
OCI N.V.
(b)
............................. 408,449 1,729,283
Pharming Group N.V.
(a) (b)
.................... 2,794,732 4,719,727
Pharvaris N.V.
(a) (b)
......................... 88,014 2,729,314
PostNL N.V. ............................ 1,362,103 1,518,345
SBM Offshore N.V. ........................ 540,143 23,108,071
Signify N.V.
(d)
............................ 477,982 10,871,213
Sligro Food Group N.V. ..................... 95,624 1,458,978
TKH Group N.V. ......................... 150,810 7,728,909
TomTom N.V.
(b)
.......................... 232,952 1,278,456
Van Lanschot Kempen N.V. .................. 111,347 8,531,303
Wereldhave N.V. ......................... 154,913 4,006,071
204,106,355
a

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
New Zealand  —  0 .4%
Air New Zealand Ltd.
(a)
..................... 6,486,912 $ 1,628,661
EBOS Group Ltd. ......................... 765,805 9,627,060
Fletcher Building Ltd.
(b)
..................... 4,241,677 7,006,790
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 4,230,022 4,722,895
Kiwi Property Group Ltd. .................... 6,216,365 3,360,171
Mercury NZ Ltd. .......................... 2,798,095 11,074,933
Ryman Healthcare Ltd.
(b)
.................... 3,564,650 4,483,342
Spark New Zealand Ltd. .................... 7,457,753 9,163,791
51,067,643
a
Norway  —  2 .4%
Aker ASA , Class A ........................ 88,341 10,240,832
Aker Solutions ASA ....................... 1,173,443 5,339,877
Atea ASA
(b)
............................. 312,647 5,271,133
Austevoll Seafood ASA ..................... 365,423 3,698,776
Bakkafrost P/F .......................... 198,564 9,901,731
BLUENORD ASA
(b)
....................... 89,602 5,702,761
BW LPG Ltd.
(d)
.......................... 374,862 7,489,391
BW Offshore Ltd. ......................... 361,231 2,050,876
Cadeler A.S.
(a) (b)
.......................... 853,505 5,877,885
DNO ASA .............................. 1,715,430 3,706,227
DOF Group ASA ......................... 584,917 8,674,603
Elkem ASA
(b) (d)
........................... 1,152,720 3,371,800
Elopak ASA ............................ 531,606 2,051,325
Entra ASA
(d)
............................ 191,287 2,172,050
Europris ASA
(d)
.......................... 620,454 6,335,332
Frontline PLC ........................... 573,223 20,850,772
Hoegh Autoliners ASA ..................... 420,617 6,015,495
Kitron ASA ............................. 867,091 9,359,263
Kongsberg Maritime A.S.
(b)
.................. 1,742,917 11,422,919
Leroy Seafood Group ASA ................... 1,053,345 5,166,276
LINK Mobility Group Holding ASA
(a) (b)
............ 1,034,513 2,762,513
MPC Container Ships ASA .................. 1,445,132 3,437,376
NORBIT ASA ........................... 138,876 3,422,193
Norconsult Norge A.S. ..................... 434,673 1,846,189
Nordic Semiconductor ASA
(b)
................. 707,093 14,532,199
Norwegian Air Shuttle ASA .................. 2,107,815 3,304,529
Odfjell Drilling Ltd. ........................ 470,409 5,046,969
Odfjell SE , Class A ........................ 57,814 721,372
Paratus Energy Services Ltd. ................. 370,469 2,055,340
Protector Forsikring ASA .................... 211,272 10,686,908
Public Property Invest A.S. .................. 739,863 1,568,417
Scatec ASA
(b) (d)
.......................... 510,146 6,635,141
SpareBank 1 Nord Norge ................... 360,859 6,117,263
Sparebank 1 Oestlandet .................... 183,194 4,019,387
SpareBank 1 SMN ........................ 529,782 11,825,414
SpareBank 1 Sor-Norge ASA ................. 814,695 17,606,934
Stolt-Nielsen Ltd. ......................... 91,452 2,981,047
Storebrand ASA .......................... 1,615,869 31,236,285
Subsea 7 SA ............................ 886,072 31,919,656
TGS ASA .............................. 774,676 12,584,189
TOMRA Systems ASA ..................... 880,555 8,986,977
Vend Marketplaces ASA .................... 672,096 18,484,145
Wallenius Wilhelmsen ASA , Class B ............ 420,979 5,389,069
Wilh Wilhelmsen Holding ASA , Class A .......... 47,054 3,514,563
345,383,399
a
Portugal  —  0 .2%
Altri SGPS SA
(a)
.......................... 256,449 1,503,323
Corticeira Amorim SGPS SA ................. 158,166 1,192,431
CTT-Correios de Portugal SA ................. 324,250 2,439,363
Mota-Engil SGPS SA
(a)
..................... 371,751 2,109,239
Navigator Co. SA (The)
(a)
.................... 862,132 3,390,011
NOS SGPS SA .......................... 811,816 5,360,787
Security Shares Value
a
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA ..... 1,461,999 $ 6,477,427
Semapa-Sociedade de Investimento e Gestao ..... 62,840 1,711,050
Sonae SGPS SA ......................... 3,171,771 7,251,524
31,435,155
a
Singapore  —  2 .2%
AIMS APAC REIT ........................ 2,298,075 2,726,346
Bitdeer Technologies Group , Class A
(a) (b)
......... 398,402 4,497,959
Bumitama Agri Ltd. ........................ 1,417,300 2,305,005
CapitaLand Ascott Trust .................... 10,641,296 7,497,021
CapitaLand China Trust
(a)
................... 4,877,934 2,550,741
Capitaland India Trust
(a)
.................... 4,085,942 3,370,710
CDL Hospitality Trusts
(a)
.................... 3,143,000 2,004,483
Centurion Accommodation REIT
(b)
............. 2,137,000 1,849,198
Centurion Corp. Ltd.
(a)
...................... 866,200 1,116,097
China Aviation Oil Singapore Corp. Ltd. .......... 1,019,500 1,700,361
City Developments Ltd. ..................... 1,974,700 12,709,045
ComfortDelGro Corp. Ltd.
(a)
.................. 8,414,000 9,796,127
Digital Core REIT Management Pte Ltd. ......... 3,658,800 1,889,194
ESR-REIT ............................. 2,433,387 4,632,639
Far East Hospitality Trust
(a)
.................. 4,129,700 1,865,633
First Resources Ltd. ....................... 2,178,800 5,985,172
Food Empire Holdings Ltd. .................. 879,900 2,268,256
Frasers Centrepoint Trust ................... 5,269,399 9,710,553
Frasers Logistics & Commercial Trust ........... 11,127,036 8,409,110
Genting Singapore Ltd. ..................... 23,313,800 12,510,622
Golden Agri-Resources Ltd.
(a)
................. 25,510,900 6,357,776
Hafnia Ltd. ............................. 1,105,689 9,804,133
Hong Leong Asia Ltd.
(a)
..................... 752,800 1,720,411
Hutchison Port Holdings Trust , Class U .......... 18,903,100 3,969,651
iFAST Corp. Ltd.
(a)
........................ 671,900 4,625,164
Keppel DC REIT
(a)
........................ 8,203,207 15,181,954
Keppel Infrastructure Trust .................. 16,930,490 7,182,955
Keppel REIT
(a)
........................... 12,874,807 9,064,701
Lendlease Global Commercial REIT ............ 9,667,674 4,329,489
Mapletree Industrial Trust
(a)
.................. 8,427,093 13,077,755
Mapletree Logistics Trust
(a)
.................. 13,746,700 13,233,930
Mapletree Pan Asia Commercial Trust
(a)
.......... 9,201,300 9,349,599
NETLINK NBN TRUST
(a)
.................... 11,544,000 9,160,465
NTT DC REIT
(b)
.......................... 2,722,000 2,673,594
Olam Group Ltd.
(a)
........................ 3,817,900 3,059,599
Parkway Life REIT ........................ 1,887,300 5,971,650
Propnex Ltd.
(a)
........................... 757,200 1,043,026
Raffles Medical Group Ltd. .................. 3,097,800 2,421,677
Riverstone Holdings Ltd.
(a)
................... 2,275,300 1,333,345
Sasseur REIT ........................... 2,241,400 1,181,309
SATS Ltd. .............................. 3,565,079 9,278,845
Seatrium Ltd. ........................... 8,727,800 16,180,101
Sheng Siong Group Ltd. .................... 2,689,400 6,410,804
SIA Engineering Co. Ltd.
(a)
................... 1,140,200 2,815,337
Singapore Post Ltd.
(a)
...................... 6,195,200 1,682,278
Starhill Global REIT ....................... 5,635,300 2,440,704
StarHub Ltd.
(a)
........................... 2,470,400 2,057,373
Stoneweg Europe Stapled Trust , NVS ........... 1,217,160 2,220,028
Suntec REIT ............................ 7,511,100 8,838,080
Super Hi International Holding Ltd.
(a) (b)
........... 767,000 1,050,739
UMS Integration Ltd.
(a)
..................... 2,817,775 4,845,707
UOB-Kay Hian Holdings Ltd.
(a)
................ 1,158,700 3,710,888
UOL Group Ltd. .......................... 1,846,600 15,448,126
Venture Corp. Ltd. ........................ 1,102,100 14,067,125
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 7,669,400 1,578,942
Yangzijiang Maritime Development Ltd.
(a) (b)
........ 7,553,700 4,016,337
Yanlord Land Group Ltd.
(a) (b)
.................. 2,207,700 1,208,826
321,986,695
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Spain  —  1 .5%
Acerinox SA ............................ 738,452 $ 12,119,267
Almirall SA ............................. 294,967 4,366,393
Atresmedia Corp. de Medios de Comunicacion SA .. 391,276 2,381,360
CIE Automotive SA ........................ 162,657 5,544,860
Cirsa Enterprises SA ...................... 126,639 1,911,380
Colonial SFL Socimi SA .................... 1,152,818 7,393,865
Construcciones y Auxiliar de Ferrocarriles SA ...... 73,513 5,534,447
Distribuidora Internacional de Alimentacion SA
(b)
.... 59,249 2,736,430
eDreams ODIGEO SA
(a) (b)
................... 319,761 1,305,958
Elecnor SA ............................. 153,703 6,831,464
Enagas SA ............................. 884,357 17,696,627
Ence Energia y Celulosa SA
(a) (b)
............... 463,141 1,332,789
Fluidra SA ............................. 378,359 8,854,223
Gestamp Automocion SA
(d)
.................. 615,674 2,333,384
Grenergy Renovables SA
(b)
.................. 56,116 7,955,952
HBX Group International PLC
(a) (b)
.............. 298,409 2,438,179
Laboratorios Farmaceuticos Rovi SA ............ 72,580 6,784,252
Let's GOWEX SA
(a) (b) (c)
..................... 51,450 1
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 2,190,758 3,059,707
Logista Integral SA ........................ 235,702 9,208,444
Melia Hotels International SA ................. 434,113 5,662,064
Merlin Properties Socimi SA ................. 1,555,171 27,195,569
Neinor Homes SA
(d)
....................... 173,387 3,392,286
Pharma Mar SA
(b)
......................... 50,058 5,644,830
Prosegur Cash SA
(a) (d)
...................... 911,733 699,816
Prosegur Cia de Seguridad SA ................ 507,487 1,605,174
Sacyr SA .............................. 2,057,506 11,326,476
Solaria Energia y Medio Ambiente SA
(b)
.......... 297,142 8,473,450
Tecnicas Reunidas SA
(b)
.................... 173,634 7,194,789
Unicaja Banco SA
(d)
....................... 4,072,278 13,219,973
Vidrala SA ............................. 90,325 8,148,281
Viscofan SA ............................ 147,311 10,373,491
212,725,181
a
Sweden  —  4 .9%
AAK AB ............................... 712,799 20,446,611
AcadeMedia AB
(d)
......................... 296,012 3,174,048
AddLife AB , Class B ....................... 463,471 7,226,569
Addnode Group AB , Class B ................. 488,243 2,537,765
AFRY AB .............................. 384,388 4,691,775
Alimak Group AB
(d)
........................ 275,304 3,250,184
Alleima AB ............................. 741,965 6,647,642
Ambea AB
(d)
............................ 303,737 4,608,979
Apotea AB
(b)
............................ 228,702 1,953,172
AQ Group AB ........................... 235,822 5,630,646
Arjo AB , Class B ......................... 812,961 2,145,922
Asker Healthcare Group AB
(b)
................. 833,379 6,819,397
Asmodee Group AB , Class B
(b)
................ 622,239 8,350,211
Atrium Ljungberg AB , Class B ................ 1,022,216 3,282,739
Attendo AB
(d)
............................ 474,012 5,484,080
Avanza Bank Holding AB ................... 493,397 17,835,432
Avarda Bank AB ......................... 103,825 1,881,664
Axfood AB ............................. 424,292 12,954,744
Betsson AB , Class B ...................... 445,937 4,535,321
Better Collective A.S.
(a) (b)
.................... 133,430 2,055,048
Bilia AB , Class A ......................... 250,054 3,401,671
Billerud Aktiebolag ........................ 890,519 6,121,545
BioArctic AB , Class B
(b) (d)
.................... 176,128 6,176,951
BioGaia AB , Class B ....................... 347,835 4,489,752
BoneSupport Holding AB
(b) (d)
................. 223,003 5,383,814
Boozt AB
(b) (d)
............................ 218,003 2,793,291
Bravida Holding AB
(d)
...................... 811,444 8,384,475
Bufab AB .............................. 520,590 6,687,279
Bure Equity AB .......................... 218,380 6,356,487
Security Shares Value
a
Sweden (continued)
Camurus AB
(b)
........................... 153,463 $ 8,890,548
Castellum AB ........................... 1,457,291 18,653,232
Catena AB ............................. 179,075 8,447,367
Cibus Real Estate AB publ ................... 280,708 4,466,276
Clas Ohlson AB , Class B .................... 153,521 6,624,545
Cloetta AB , Class B ....................... 729,979 3,742,894
Coffee Stain Group AB , Class B
(b)
.............. 509,095 1,202,569
Corem Property Group AB , Class B ............ 2,745,393 953,078
Creades AB , Class A ...................... 204,292 1,573,650
Dios Fastigheter AB ....................... 433,559 2,988,363
Dometic Group AB
(b) (d)
...................... 1,265,542 4,276,614
Dynavox Group AB
(b)
...................... 413,986 3,679,347
Electrolux AB , Class B
(b)
.................... 867,763 4,851,524
Electrolux Professional AB , Class B ............ 880,205 4,427,105
Elekta AB , Class B ........................ 1,448,931 8,415,141
Embracer Group AB , Class B
(a) (b)
.............. 527,761 3,639,937
Engcon AB , Class B ....................... 168,061 1,217,063
Fabege AB ............................. 789,559 6,633,746
FastPartner AB , Class A .................... 179,925 771,713
Getinge AB , Class B ....................... 890,277 17,922,917
Granges AB ............................ 425,959 8,013,764
Hacksaw AB ............................ 222,698 2,045,413
Hemnet Group AB ........................ 340,423 4,413,049
Hexpol AB ............................. 1,050,766 8,552,713
HMS Networks AB ........................ 127,597 7,449,003
Hoist Finance AB
(d)
........................ 192,016 2,955,292
Hufvudstaden AB , Class A ................... 458,259 6,103,000
Husqvarna AB , Class B ..................... 1,402,780 6,757,711
Instalco AB ............................. 971,485 4,027,884
Intea Fastigheter AB , Class B
(b)
............... 452,687 3,613,553
Intrum AB
(b)
............................. 361,716 1,395,502
INVISIO AB ............................. 144,529 4,186,236
Inwido AB .............................. 228,409 3,487,306
JM AB ................................ 247,707 3,113,748
Kinnevik AB , Class B
(b)
..................... 959,659 5,526,265
Lagercrantz Group AB , Class B ............... 789,725 20,883,075
Lindab International AB ..................... 297,812 4,927,320
Logistea AB , Class B ...................... 1,215,740 1,843,477
Loomis AB ............................. 271,826 12,595,073
Medcap AB
(b)
............................ 47,764 2,482,160
Medicover AB , Class B ..................... 265,053 5,956,892
Mildef Group AB
(a)
........................ 156,034 2,925,400
Millicom International Cellular SA
(b)
............. 395,773 33,593,212
MIPS AB .............................. 103,860 3,079,295
Modern Times Group MTG AB , Class B
(b)
......... 343,448 4,683,340
Munters Group AB
(d)
....................... 512,825 11,305,657
Mycronic AB ............................ 619,581 19,550,706
NCAB Group AB
(b)
........................ 707,836 5,527,603
NCC AB , Class B ......................... 349,670 7,544,260
New Wave Group AB , Class B ................ 371,850 3,912,292
NOBA Bank Group AB
(b)
.................... 686,622 6,291,541
Nolato AB , Class B ........................ 763,859 4,103,588
Nordnet AB publ ......................... 538,477 17,748,711
Norion Bank AB
(b)
......................... 183,158 1,043,471
NP3 Fastigheter AB ....................... 128,955 3,640,045
Nyfosa AB ............................. 663,328 4,813,623
Pandox AB , Class B ....................... 422,287 7,748,008
Paradox Interactive AB ..................... 143,238 2,091,304
Peab AB , Class B ........................ 675,071 6,558,576
Platzer Fastigheter Holding AB , Class B ......... 240,525 1,800,144
Plejd AB
(b)
.............................. 31,044 3,382,553
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
178,485 3,300,188
Ratos AB , Class B ........................ 831,559 2,955,371
RaySearch Laboratories AB .................. 115,278 2,378,558

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden (continued)
Rusta AB .............................. 211,429 $ 2,308,309
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 4,575,453 1,665,108
Scandic Hotels Group AB
(d)
.................. 597,835 5,830,344
Sdiptech AB , Class B
(b)
..................... 122,905 3,011,141
Sectra AB , Class B ........................ 537,915 14,967,657
Sinch AB
(a) (b) (d)
........................... 2,662,599 8,447,657
SkiStar AB ............................. 146,607 2,541,690
SSAB AB , Class A ........................ 910,530 8,194,948
SSAB AB , Class B ........................ 2,465,693 22,449,615
Storskogen Group AB , Class B ................ 5,836,030 5,766,679
Storytel AB ............................. 223,576 2,340,384
Sveafastigheter AB
(b)
...................... 235,626 860,126
Svolder AB , Class B ....................... 364,019 2,042,132
Sweco AB , Class B ....................... 853,132 11,661,234
Synsam AB ............................. 471,610 2,906,030
Thule Group AB
(d)
......................... 427,724 10,683,929
Troax Group AB .......................... 153,162 1,765,069
Truecaller AB , Class B ..................... 1,118,340 1,459,586
VBG Group AB , Class B .................... 68,588 2,507,392
Vimian Group AB
(a) (b)
....................... 730,056 2,380,080
Vitec Software Group AB , Class B ............. 130,491 3,617,721
Vitrolife AB ............................. 293,523 3,343,642
Wallenstam AB , Class B .................... 1,515,201 6,443,543
Wihlborgs Fastigheter AB ................... 1,092,328 9,657,126
Xvivo Perfusion AB
(a) (b)
..................... 101,679 3,052,608
Yubico AB
(a) (b)
........................... 191,101 883,398
709,777,873
a
Switzerland  —  4 .4%
Accelleron Industries AG .................... 372,785 39,940,117
Adecco Group AG , Registered
(a)
............... 663,677 15,294,423
Allreal Holding AG , Registered ................ 59,258 16,182,805
ALSO Holding AG , Registered ................ 22,891 4,720,699
ams-OSRAM AG
(b)
........................ 391,049 6,280,889
Aryzta AG
(a) (b)
........................... 93,199 7,458,363
Autoneum Holding AG ..................... 9,164 1,338,409
Bachem Holding AG , Class B ................. 132,989 12,090,870
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 50,135 3,489,639
Bossard Holding AG , Class A, Registered ........ 22,385 4,569,537
Bucher Industries AG , Registered .............. 26,334 10,457,137
Burckhardt Compression Holding AG ........... 12,005 8,038,913
Burkhalter Holding AG ..................... 29,623 7,032,940
Bystronic AG ............................ 5,198 1,294,594
Cembra Money Bank AG .................... 119,226 14,579,951
Cicor Technologies Ltd. , Registered
(a) (b)
.......... 10,012 1,765,204
Cie Financiere Tradition SA , Bearer ............ 7,660 2,882,680
Clariant AG , Registered
(b)
................... 855,790 8,814,143
Comet Holding AG , Registered ................ 29,087 11,532,176
Cosmo N.V. ............................ 31,789 3,343,609
Daetwyler Holding AG , Bearer ................ 29,651 5,957,902
DKSH Holding AG ........................ 141,817 10,826,161
dormakaba Holding AG ..................... 116,926 7,785,577
Dottikon Es Holding AG , Registered
(b)
........... 13,690 6,001,647
EFG International AG
(b)
..................... 423,725 9,116,766
Emmi AG , Registered ...................... 8,452 8,845,153
Flughafen Zurich AG , Registered .............. 79,311 22,520,857
Forbo Holding AG , Registered ................ 3,792 3,572,445
Galenica AG
(d)
........................... 197,686 21,062,724
Georg Fischer AG , Registered ................ 308,891 16,896,665
Hiag Immobilien Holding AG ................. 17,217 3,005,566
Huber + Suhner AG , Registered ............... 56,546 16,422,600
Idorsia Ltd.
(a) (b)
........................... 608,422 2,868,659
Implenia AG , Registered .................... 62,114 4,902,120
Inficon Holding AG , Registered ................ 67,357 12,467,804
Interroll Holding AG , Registered ............... 2,865 5,991,438
Security Shares Value
a
Switzerland (continued)
Intershop Holding AG ...................... 22,455 $ 4,874,087
Jungfraubahn Holding AG ................... 19,460 6,799,232
Kardex Holding AG , Registered ............... 24,328 8,692,090
Kuros Biosciences AG , Registered
(b)
............ 107,996 2,813,974
Landis+Gyr Group AG
(b)
.................... 102,558 6,877,890
Medacta Group SA
(d)
...................... 27,872 5,051,098
Mobilezone Holding AG , Registered ............ 157,920 2,939,842
Mobimo Holding AG , Registered ............... 29,639 14,149,033
Montana Aerospace AG
(b) (d)
.................. 122,666 3,225,234
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 755,486 3,304,824
PolyPeptide Group AG
(b) (d)
................... 60,743 2,973,445
PSP Swiss Property AG , Registered ............ 180,292 36,035,130
R&S Group Holding AG
(b)
................... 117,132 3,933,754
Sensirion Holding AG
(b) (d)
.................... 37,035 3,206,655
SFS Group AG .......................... 68,889 10,495,554
Siegfried Holding AG , Registered
(a) (b)
............ 152,063 15,336,720
SIG Group AG
(a) (b)
........................ 1,205,306 19,531,144
SKAN Group AG ......................... 50,442 2,943,822
SMG Swiss Marketplace Group AG
(d)
........... 96,274 3,432,658
Softwareone Holding AG .................... 657,289 5,816,462
Stadler Rail AG
(a)
......................... 218,266 6,376,438
Sulzer AG , Registered ..................... 74,153 14,114,903
Sunrise Communications AG , Class A
(a)
.......... 268,830 16,053,763
Swissquote Group Holding SA , Registered ........ 42,407 21,461,707
Tecan Group AG , Registered ................. 50,314 7,612,530
Temenos AG , Registered ................... 212,720 20,175,107
TX Group AG ........................... 12,356 1,960,893
Valiant Holding AG , Registered ............... 62,855 14,608,649
Vaudoise Assurances Holding SA .............. 3,530 3,695,578
Vetropack Holding AG , Registered ............. 50,697 1,315,238
Vontobel Holding AG , Registered .............. 109,960 9,327,558
Ypsomed Holding AG , Registered .............. 16,154 5,643,702
Zehnder Group AG , Registered ............... 34,373 2,903,291
627,033,187
a
United Kingdom  —  12 .0%
4imprint Group PLC ....................... 109,758 5,442,429
Aberdeen Group PLC ...................... 7,249,185 20,486,813
Advanced Medical Solutions Group PLC ......... 842,577 2,786,083
AG Barr PLC ............................ 408,876 3,566,382
AJ Bell PLC ............................ 1,345,743 9,522,341
Alfa Financial Software Holdings PLC
(d)
.......... 485,261 990,478
AO World PLC
(b)
......................... 1,211,632 1,449,232
Ashmore Group PLC ...................... 1,677,682 4,739,311
Aston Martin Lagonda Global Holdings PLC
(a) (b) (d)
.... 1,056,783 588,572
ATALAYA MINING COPPER SA ............... 386,551 3,907,767
Avon Technologies PLC .................... 113,129 2,653,930
B&M European Value Retail PLC
(a)
............. 3,956,414 9,040,450
Babcock International Group PLC .............. 985,078 14,840,457
Balfour Beatty PLC ....................... 1,942,204 21,581,406
Baltic Classifieds Group PLC ................. 1,758,840 4,650,262
Beazley PLC ............................ 2,369,559 41,157,776
Bellway PLC ............................ 460,978 11,962,147
Berkeley Group Holdings PLC
(b)
............... 375,184 16,335,298
Big Yellow Group PLC ..................... 734,891 9,020,025
Bodycote PLC ........................... 699,104 6,492,365
Breedon Group PLC ....................... 1,089,711 4,543,373
Bridgepoint Group PLC
(d)
.................... 960,592 3,260,561
British Land Co. PLC (The) .................. 4,029,908 21,324,115
Burberry Group PLC
(b)
..................... 1,425,374 22,618,067
Bytes Technology Group PLC ................ 900,599 3,691,175
C&C Group PLC ......................... 1,509,206 2,415,094
Carnival PLC ........................... 545,674 14,475,321
Cerillion PLC ............................ 87,622 1,633,473
Chemring Group PLC ...................... 1,070,692 7,605,247

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Chesnara PLC .......................... 828,095 $ 3,448,100
Clarkson PLC ........................... 114,000 7,501,868
Close Brothers Group PLC
(b)
................. 596,765 3,594,899
CMC Markets PLC
(d)
....................... 416,070 2,083,495
Coats Group PLC ........................ 7,487,781 8,467,056
Cohort PLC
(a)
........................... 137,288 2,282,571
Computacenter PLC ....................... 251,339 12,725,367
Convatec Group PLC
(d)
..................... 6,325,397 18,140,123
Craneware PLC .......................... 119,396 2,476,013
Cranswick PLC .......................... 202,297 14,837,354
Crest Nicholson Holdings PLC ................ 915,553 822,253
Croda International PLC .................... 522,914 20,281,935
Currys PLC ............................. 3,958,645 6,717,246
CVS Group PLC ......................... 279,642 4,402,648
DCC PLC .............................. 335,125 25,259,383
Derwent London PLC ...................... 421,568 9,863,302
Diploma PLC ........................... 529,328 50,095,259
DiscoverIE Group PLC ..................... 375,433 3,335,182
Domino's Pizza Group PLC .................. 1,419,990 3,746,635
Dr Martens PLC .......................... 2,248,475 1,903,078
Drax Group PLC ......................... 1,369,424 16,465,385
Dunelm Group PLC ....................... 513,258 5,252,086
easyJet PLC ............................ 1,197,624 5,732,234
Elementis PLC .......................... 2,314,214 4,660,618
Energean PLC .......................... 554,625 6,743,296
Fevertree Drinks PLC ...................... 402,744 4,452,774
Firstgroup PLC .......................... 2,276,384 5,036,680
Foresight Group Holdings Ltd. ................ 286,948 1,563,810
Frasers Group PLC
(b)
...................... 434,051 3,871,611
Future PLC ............................. 372,161 1,690,423
Games Workshop Group PLC ................ 130,408 34,587,666
Gamma Communications PLC ................ 356,615 4,388,725
GB Group PLC .......................... 966,094 2,793,551
Genuit Group PLC ........................ 951,766 3,354,415
Genus PLC ............................. 262,758 8,380,922
Georgia Capital PLC
(b)
..................... 118,271 6,301,018
GlobalData PLC
(a)
........................ 1,121,497 1,654,267
Grafton Group PLC , CDI .................... 680,025 8,102,311
Grainger PLC ........................... 2,661,659 5,805,828
Great Portland Estates PLC .................. 1,356,630 5,707,937
Greatland Resources Ltd.
(b)
.................. 1,986,672 19,442,074
Greencore Group PLC ..................... 2,204,993 7,549,116
Greggs PLC ............................ 398,252 8,220,946
Hammerson PLC ......................... 2,061,246 9,233,533
Harbour Energy PLC ...................... 2,228,173 8,861,171
Hays PLC .............................. 6,090,163 2,767,921
Helios Towers PLC
(b)
...................... 3,086,277 8,390,902
Hikma Pharmaceuticals PLC ................. 658,314 12,516,509
Hill & Smith PLC ......................... 313,026 10,946,916
Hilton Food Group PLC ..................... 313,997 2,300,856
Hiscox Ltd. ............................. 1,285,699 27,053,994
Hochschild Mining PLC ..................... 1,318,447 11,256,330
Hollywood Bowl Group PLC .................. 654,188 2,265,524
Home REIT PLC
(b)
........................ 2,447,337 329,691
Howden Joinery Group PLC ................. 2,130,127 22,473,465
Hunting PLC ............................ 492,588 3,405,068
Ibstock PLC
(d)
........................... 1,535,412 2,141,544
ICG PLC .............................. 1,149,446 28,339,255
IG Group Holdings PLC .................... 1,339,449 27,394,502
IMI PLC ............................... 972,786 37,051,534
Inchcape PLC ........................... 1,291,768 14,522,720
IntegraFin Holdings PLC .................... 1,133,123 5,026,584
International Workplace Group PLC ............ 2,958,015 7,438,418
Investec PLC ........................... 2,256,684 19,315,220
Security Shares Value
a
United Kingdom (continued)
IP Group PLC
(b)
.......................... 3,691,970 $ 3,045,794
ITV PLC ............................... 13,299,086 14,471,258
J D Wetherspoon PLC ..................... 281,829 2,243,468
JET2 PLC .............................. 379,909 5,639,629
Johnson Matthey PLC ..................... 662,934 18,745,373
Johnson Service Group PLC ................. 1,485,718 2,606,970
JTC PLC
(d)
............................. 610,037 10,891,013
Jupiter Fund Management PLC ............... 1,800,645 3,718,624
Kainos Group PLC ........................ 329,769 3,731,216
Keller Group PLC ........................ 280,816 8,535,999
Kier Group PLC .......................... 1,646,915 4,583,257
Lancashire Holdings Ltd. .................... 861,543 6,729,257
Lion Finance Group PLC .................... 137,191 20,609,761
LondonMetric Property PLC .................. 8,795,285 22,639,741
Man Group PLC ......................... 4,582,028 15,832,520
Marshalls PLC ........................... 931,731 1,660,887
ME GROUP INTERNATIONAL PLC ............ 841,567 1,676,456
Metro Bank Holdings PLC
(b)
.................. 1,302,256 2,643,890
Mitchells & Butlers PLC
(b)
................... 1,049,190 3,590,628
Mitie Group PLC ......................... 4,988,469 11,797,644
Molten Ventures PLC
(b)
..................... 624,105 4,767,717
Mondi PLC ............................. 1,734,473 17,919,554
MONY Group PLC ........................ 1,943,847 4,702,969
Moonpig Group PLC ....................... 1,235,460 3,550,593
Morgan Advanced Materials PLC .............. 1,100,296 3,271,442
Morgan Sindall Group PLC .................. 178,013 11,346,107
MP Evans Group PLC ..................... 153,753 3,761,764
NCC Group PLC ......................... 1,135,067 1,845,083
Ninety One PLC ......................... 1,098,058 3,222,340
Ocado Group PLC
(a) (b)
...................... 2,161,511 5,844,503
OSB Group PLC ......................... 1,394,656 10,025,838
OXB
(b)
................................ 330,997 2,702,424
Oxford Instruments PLC .................... 220,082 8,642,892
Oxford Nanopore Technologies PLC
(a) (b)
.......... 1,770,368 2,704,219
Pagegroup PLC .......................... 1,190,745 2,166,349
Pan African Resources PLC ................. 7,999,862 15,276,586
Paragon Banking Group PLC ................. 767,135 7,813,432
Pennon Group PLC ....................... 1,854,774 13,868,738
Persimmon PLC ......................... 1,264,599 18,234,848
Pets at Home Group PLC ................... 1,761,666 4,314,936
Playtech PLC ........................... 1,038,078 5,141,614
Plus500 Ltd. ............................ 279,783 16,995,032
Polar Capital Holdings PLC .................. 354,856 3,288,346
PPHE Hotel Group Ltd. ..................... 87,820 1,802,566
Premier Foods PLC ....................... 2,584,401 6,952,561
Primary Health Properties PLC ................ 10,306,681 13,112,694
QinetiQ Group PLC ....................... 1,917,907 11,622,512
Quilter PLC
(d)
........................... 5,493,805 13,718,570
Rank Group PLC ......................... 690,737 895,744
Raspberry PI Holdings PLC
(b)
................. 274,352 2,331,499
Rathbones Group PLC ..................... 246,910 6,598,653
Renew Holdings PLC ...................... 311,448 3,835,415
Renishaw PLC .......................... 142,775 9,197,264
RHI Magnesita N.V. ....................... 77,450 2,794,171
Rightmove PLC .......................... 2,991,466 17,642,139
Rotork PLC ............................. 3,266,575 13,726,132
RS GROUP PLC ......................... 1,858,567 15,224,848
Safestore Holdings PLC .................... 855,318 7,780,496
Savills PLC ............................. 540,829 6,086,165
Senior PLC ............................. 1,653,999 6,425,688
Serco Group PLC ........................ 3,982,226 15,248,540
Serica Energy PLC ....................... 1,015,236 3,964,075
Shaftesbury Capital PLC .................... 5,730,413 10,409,873
Shawbrook Group PLC
(b) (d)
................... 509,694 2,246,742

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
SigmaRoc PLC
(b)
......................... 3,881,622 $ 6,510,831
Sirius Real Estate Ltd. ..................... 5,839,680 7,954,289
Softcat PLC ............................ 504,873 9,479,579
Spire Healthcare Group PLC
(d)
................ 1,053,956 2,337,698
SSP Group PLC ......................... 3,100,047 6,703,019
St. James's Place PLC ..................... 2,081,835 34,375,069
Supermarket Income REIT PLC ............... 4,942,445 5,629,185
Target Healthcare REIT PLC ................. 2,456,315 3,489,497
Tate & Lyle PLC .......................... 1,483,181 7,408,952
Taylor Wimpey PLC ....................... 14,053,284 14,865,523
TBC Bank Group PLC ..................... 165,366 10,913,554
Telecom Plus PLC ........................ 279,376 4,447,882
THG PLC
(a) (b)
............................ 2,563,626 1,085,607
TP ICAP Group PLC ...................... 2,912,987 12,533,682
Trainline PLC
(b) (d)
......................... 1,557,893 5,049,608
Travis Perkins PLC ....................... 830,396 5,898,397
Tritax Big Box REIT PLC .................... 8,807,610 18,078,494
Trustpilot Group PLC
(b) (d)
.................... 1,428,251 5,060,854
TUI AG ............................... 1,783,499 13,272,399
UNITE Group PLC (The) .................... 1,728,926 10,895,287
Vesuvius PLC ........................... 769,736 4,617,019
Victrex PLC ............................ 333,213 2,734,120
Vistry Group PLC
(a) (b)
...................... 1,266,620 5,653,107
Volex PLC ............................. 540,316 4,389,352
Volution Group PLC ....................... 771,897 6,449,202
WAG Payment Solutions PLC ................ 814,938 1,279,701
Watches of Switzerland Group PLC
(b) (d)
.......... 868,267 6,076,925
Weir Group PLC (The) ..................... 1,027,192 37,230,903
WH Smith PLC .......................... 493,019 3,463,366
Workspace Group PLC ..................... 560,891 2,575,146
WPP PLC .............................. 4,252,109 15,395,053
XPS Pensions Group PLC ................... 758,968 3,128,567
Yellow Cake PLC
(b) (d)
....................... 942,943 7,791,919
Young & Co's Brewery PLC , Class A ............ 126,163 1,318,474
Zegona Communications PLC ................ 738,608 17,632,647
Zigup PLC ............................. 893,085 4,879,290
1,728,574,322
a
United States  —  0 .0%
Eagle Hospitality Trust
(a) (b) (c)
.................. 1,640,200 16
a
Total Common Stocks — 98.6%
(Cost: $ 12,190,352,955 ) .............................. 14,197,927,190
a
Preferred Stocks
Germany  —  0 .2%
Draegerwerk AG & Co. KGaA , Preference Shares ,
NVS
(a)
............................... 34,236 3,617,960
FUCHS SE , Preference Shares , NVS ........... 259,304 12,228,062
Jungheinrich AG , Preference Shares , NVS ........ 190,311 5,733,840
KSB SE & Co. KGaA , Preference Shares , NVS ..... 2,713 3,036,789
Sixt SE , Preference Shares , NVS .............. 65,713 4,516,827
STO SE & Co. KGaA , Preference Shares , NVS .... 9,956 1,201,513
30,334,991
a
Security Shares Value
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 142,745 $ 8,032,794
a
Japan  —  0 .0%
Ito En Ltd. , Preference Shares , NVS ............ 76,100 874,964
a
Total Preferred Stocks — 0.3%
(Cost: $ 33,534,425 ) ................................. 39,242,749
a
Rights
Netherlands  —  0 .0%
Aalberts N.V.
(b)
........................... 383,267 517,294
a
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(b) (c)
...... 723,742 19,697
a
Total Rights — 0.0%
(Cost: $ 536,540 ) ................................... 536,991
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share
for 1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b) (c)
............................ 96,743 1
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ 1
a
Total Long-Term Investments — 98.9%
(Cost: $ 12,224,423,920 ) .............................. 14,237,706,931
a
Short-Term Securities
Money Market Funds  —  3 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 539,319,485 539,481,281
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 4,731,230 4,731,230
a
Total Short-Term Securities — 3.8%
(Cost: $ 544,257,834 ) ................................ 544,212,511
Total Investments —  102.7%
(Cost: $ 12,768,681,754 ) .............................. 14,781,919,442
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (391,313,528)
Net Assets — 100.0% ................................. $ 14,390,605,914
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 367,603,061  $ 171,934,099
(a)
$ —  $ (16,553) $ (39,326) $ 539,481,281  539,319,485  $ 7,723,187
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,370,000  1,361,230
(a)
—  —  —  4,731,230  4,731,230  179,225  —
$ —  $ (16,553) $ (39,326)
$ 544,212,511
$ 7,902,412  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 252 06/11/26 $ 60,520 $ 1,895,067
Euro STOXX 50 Index .................................................................. 470 06/19/26 32,214 1,066,317
FTSE 100 Index ...................................................................... 403 06/19/26 56,994 466,782
$ 3,428,166

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,596,059,455  $ 11,598,002,915  $ 3,864,820  $ 14,197,927,190
Preferred Stocks ......................................... 13,103,026  26,139,723  —  39,242,749
Rights ................................................ —  517,294  19,697  536,991
Warrants .............................................. —  —  1  1
Short-Term Securities
Money Market Funds ...................................... 544,212,511  —  —  544,212,511
$ 3,153,374,992  $ 11,624,659,932  $ 3,884,518  $ 14,781,919,442
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,428,166  $ —  $ —  $ 3,428,166
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)